File Nos. 33-23453
                                                                        811-5632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X/

                         Post-Effective Amendment No. 29

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X/

                                Amendment No. 32

                           FREMONT MUTUAL FUNDS, INC.
              (Exact Name of Registration as Specified in Charter)

                          333 Market Street, Suite 2600
                         SAN FRANCISCO, CALIFORNIA 94105
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:

                                 (415) 284-8733

                             Tina Thomas, Secretary
                           Fremont Mutual Funds, Inc.
                          333 Market Street, Suite 2600
                         SAN FRANCISCO, CALIFORNIA 94105
                     (Name and Address of Agent for Service)

                                    copy to:
                                  Julie Allecta
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th floor
                          SAN FRANCISCO, CA 94104-2635


          It is proposed that this filing will become effective (check appropriate box)


               / / immediately upon filing pursuant to paragraph (b)
               /X/ on December 31, 1997  pursuant to paragraph (b)
               / / 60 days after filing  pursuant to  paragraph  (a)
               / / on December 31, 1997 pursuant to paragraph (a) of Rule 485 / / 75 days after filing pursuant to paragraph (a)(ii)

                           FREMONT MUTUAL FUNDS, INC.


                              CROSS-REFERENCE SHEET
      Between Items Enumerated in Form N-1A and this Registration Statement


References to items numbered 1 - 23 are for the Fremont Real Estate Securities Fund and for the Fremont Select Fund, respectively.

Item No. of
PART A OF FORM N-1A                         CAPTIONS IN PROSPECTUS

1.       Cover Page                         Cover Page

2.       Synopsis                           Summary of Fees and Expenses;
                                            Investment Results

3.       Financial Highlights               Inapplicable

4.       General Description of             The Advisor and the Fund;
           Registrant                       Investment Objective,
                                            Policies, and Risk
                                            Considerations; General
                                            Investment Policies

5.       Management of the Fund             The Advisor and the Fund;
                                            Execution of Portfolio
                                            Transactions; General
                                            Information

6.       Capital Stock and Other            Shareholder Account Services
         Securities                         and Privileges; Dividends,
                                            Distributions, and Federal
                                            Income Taxation; General
                                            Information

7.       Purchase of Securities             How to Invest; Calculation of
                  Being Offered             Net Asset Value and
                                            Public Offering Price

8.       Redemption or Repurchase           How to Redeem Shares;
                                            Calculation of Net Asset Value
                                            and Public Offering Price

9.       Pending Legal Proceedings          Inapplicable

Item No. of                                 Captions in Statement of
PART B OF FORM N-1A                         ADDITIONAL INFORMATION

10.      Cover Page                         Cover Page

11.      Table of Contents                  Table of Contents

12.      General Information and            Inapplicable
           History

13.      Investment Objectives and          Investment Objective,
           Policies                         Policies, and Risk
                                            Considerations; Investment
                                            Restrictions; Appendix A:
                                            Description of Securities
                                            Ratings

14.      Management of the Funds            Investment Company Directors
                                            and Officers; Investment
                                            Advisory and Other Services

15.      Control Persons and                Investment Company Directors
            Principal Holders of            and Officers; Investment
            Securities                      Advisory and Other Services;
                                            Additional Information

16.      Investment Advisory and            Investment Advisory and Other
          Other Services                    Services; Additional
                                            Information

17.      Brokerage Allocation and           Execution of Portfolio
           Other Practices                  Transactions

18.      Capital Stock and Other            Additional Information
           Securities

19.      Purchase, Redemption and           How to Invest; Other
           Pricing of Securities            Investment and Redemption
          Being Offered                     Services

20.      Tax Status                         Taxes -- Mutual Funds

21.      Underwriters                       Investment Advisory and Other
                                            Services

22.      Calculation of Performance         Investment Results
           Data

23.      Financial Statements               Inapplicable

PART C OF FORM N-1A

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

                           FREMONT MUTUAL FUNDS, INC.


                       Fremont Real Estate Securities Fund












                                December 31, 1997

                                TABLE OF CONTENTS


Item                                                                    Page No.

Summary of Fees and Expenses..............................................

The Advisor, the Sub-Advisor and the Fund.................................

Investment Objective, Policies,
and Risk Considerations...................................................

General Investment Policies...............................................

Investment Results........................................................

How to Invest.............................................................

Shareholder Account Services and Privileges...............................

How to Redeem Shares......................................................

Retirement Plans..........................................................

Dividends, Distributions,
and Federal Income Taxation...............................................

Plan of Distribution......................................................

Calculation of Net Asset Value and
Public Offering Price.....................................................

Execution of Portfolio Transactions.......................................

General Information.......................................................

Telephone Numbers and Addresses...........................................

                                   PROSPECTUS

     FREMONT MUTUAL FUNDS, INC. is an open-end investment company which under this Prospectus is offering shares in the FREMONT REAL ESTATE SECURITIES FUND (the "Fund").


     FREMONT REAL ESTATE SECURITIES FUND seeks to obtain total return through a combination of income and long-term capital appreciation by investing primarily in equity securities of companies in the real estate industry.

     There can be no assurance that the Fund will achieve its investment objective. The Fund is a non-diversified fund as defined by the Investment Company Act of 1940 (the "1940 Act").


     Shares of the Fund are offered without a sales charge.

     This Prospectus, which should be retained for future reference, sets forth concisely the information an investor should know before investing. Should more detailed information be desired, a Statement of Additional Information, which is incorporated by reference into this Prospectus, is available without charge by calling toll-free 800-548-4539 (press 1) or by writing to Fremont Mutual Funds, Inc., 50 Beale Street, Suite 100, San Francisco, California 94105.


     LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Prospectus is December 31, 1997.


     FOR FURTHER INFORMATION OR TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, CALL 800-548-4539.

                          SUMMARY OF FEES AND EXPENSES


RETAIL SHARES
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                     None
Maximum Sales Load Imposed on Reinvested
     Dividends                                              None
Deferred Sales Load                                         None
Redemption Fees(a)                                          None
Exchange Fee                                                None

Annual Fund Operating Expenses (as a percentage of average net assets)(b)

Management Fee                                             1.00%
12b-1 Expenses (c)                                          .25%
Other Expenses after Reimbursement                          .25%
Total Fund Operating Expenses                              1.50%






Example: You would pay the following total expenses on a $1,000 investment in the Fund, assuming
(1) a 5% annual return and
(2) redemption at the end of each time period:

     1 Year         $15
     3 Years        $47

     THIS EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES OR ANNUAL RETURNS. ACTUAL EXPENSES AND ANNUAL RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

     The purpose of the above table is to give you information and assistance in understanding the various costs and expenses of the Fund that an investor may bear directly or indirectly. Other expenses include, but are not limited to, transfer agent fees paid to Fremont Investment Advisors, Inc.; custody, legal and audit fees; costs of registration of Fund shares under applicable laws; and costs of printing and distributing reports to shareholders. The percentages expressing annual fund operating expenses of the Fund are based on estimated expenses for the current fiscal year.

     See "The Advisor, the Sub-Advisor and the Fund."


(a) A wire transfer fee is charged by the Transfer Agent in the case of redemptions made by wire. Such fee is subject to change and is currently $10. See "How to Redeem Shares."


(b) The Advisor has agreed to limit the Fund's total operating expenses to 1.50% of average daily net assets. The Fund may reimburse the Advisor for any reductions in the Advisor's fees during the three years following that reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the foregoing expense limit, and if the Board of Directors approves the reimbursement at the time of the request as not inconsistent with the best interests of the Fund. The Advisor generally seeks to reimburse the oldest reductions and waivers before payment of fees and expenses for the current year. Absent reimbursements of expenses by the Advisor, other expenses and total operating expenses are estimated to be .55% and 1.80%, respectively.

(c) 12b-1 fees may be paid to financial intermediaries for services provided through sales program(s). Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. For more information on 12b-1 fees, see "Plan of Distribution."

THE ADVISOR, THE SUB-ADVISOR AND THE FUND

Fremont Mutual Funds, Inc. (the "Investment Company") is an open-end investment company which under this Prospectus is offering shares in the Fremont Real Estate Securities Fund. The Investment Company has other series offered under a different prospectus, and the Board of Directors of the Investment Company is permitted to create additional series at any time. The Fund has its own investment objective and policies and operates as a separate mutual fund.

The management of the business and affairs of the Investment Company is the responsibility of the Board of Directors. Fremont Investment Advisors, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Advisory Agreement") with the Investment Company. The Advisory Agreement provides that the Advisor shall furnish advice to the Fund with respect to its investments and shall, to the extent authorized by the Board of Directors, determine what securities shall be purchased or sold by the Fund. As described more fully below, the Advisor has retained Kensington Investment Group (the "Sub-Advisor") to provide the Fund with portfolio management services. The Advisor's Investment Committee oversees the portfolio management of the Fund, including the services provided by the Sub-Advisor.

The professional staff of the Advisor has offered professional investment management services regarding asset allocation in connection with securities portfolios to the Bechtel Trust and Thrift Plan and the Bechtel Foundation since 1978 and to Fremont Investors, Inc. (formerly Fremont Group, Inc.) since 1987. The Advisor also provides investment advisory services regarding asset allocation, investment manager selection and portfolio diversification to a number of large Bechtel-related investors. The Investment Company is one of its clients.


As compensation for its services to the Fund, the Advisor receives from the Fund an advisory fee, computed daily and paid monthly, of 1.00% per annum of the Fund's average net assets. This advisory fee is higher than for most mutual funds. The Fund also pays the Advisor a 12b-1 fee of 0.25% per annum, subject to the terms of a plan of distribution more fully described under "Plan of Distribution." In addition to the fees described above, the Fund pays its own operating expenses including, but not limited to: taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Directors who are not interested persons of the Advisor or the Sub-Advisor; costs and expenses of calculating daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the 1940 Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares under federal and applicable state securities laws; all costs associated with shareholders' meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Advisor of its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and non-recurring expenses that are not expressly assumed by the Advisor.


The Advisor anticipates waiving fees and reimbursing the Fund for other operating expenses in order to limit total operating expenses to 1.50% of average daily net assets. To the extent management fees are waived and/or other expenses are reimbursed by the Advisor, the Advisor may elect to recapture such amounts if it requests reimbursement within three years of the year in which the waiver and/or reimbursement is made, and the Board of Directors approves the reimbursement, and the Fund is able to make reimbursement and still stay within the then current operating expense limitation.


Kensington Investment Group is an SEC-registered investment advisor that specializes in the management of both publicly traded and non-traded real estate securities portfolios. Kensington was founded in 1993 by principals who have been active in real estate securities research, trading and portfolio management since 1985. Kensington currently manages over $65 million in private funds, which have invested in traded real estate investment trusts, real estate related operating companies and existing real estate limited partnerships. John P. Kramer, President and founding partner of Kensington Investment Group, is involved in all aspects of the organization and is primarily responsible for directing the firm's investment policies. Paul Gray, Vice President and Portfolio Manager is responsible for securities investment decisions on behalf of Kensington's portfolios.

Until terminated, the Portfolio Management Agreement between the Investment Company (with respect to the Fund), the Advisor and the Sub-Advisor provides that the Sub-Advisor will manage the investment and reinvestment of the assets of the Fund and continually review and administer the Fund's investments. As compensation for its services, the Advisor (not the Fund) pays the Sub-Advisor a fee equal to .50% per annum of Fund assets managed by the Sub-Advisor. [Both the Advisor and the Sub-Advisor will waive their fees for the first six months, and will then continue to waive fees until the earlier of December 31, 1998 or until assets in the Fund reach $25 million.] The Portfolio Management Agreement with the Sub-Advisor may be terminated by the Advisor or the Investment Company upon 30 days' written notice. The Advisor has day-to-day authority to increase or decrease the amount of the Fund's assets under management by the Sub-Advisor.


The Advisor will provide direct portfolio management services to the extent that the Sub-Advisor does not provide these services. The Investment Company and the Advisor have received from the Securities and Exchange Commission an order (the "SEC Order") exempting the Fund from the provisions of the 1940 Act that require the shareholders of the Fund to approve the Fund's sub-advisory agreement(s) and any amendments thereto. The SEC Order permits the Advisor to hire new sub-advisors, terminate sub-advisors, rehire existing sub-advisors whose agreements have been re-assigned (and, thus, automatically terminated), and modify sub-advisory agreements without the prior approval of shareholders. By eliminating shareholder approval in these matters, the Advisor would have greater flexibility in managing sub-advisors, and shareholders would save the considerable expense involved in holding shareholder meetings and soliciting proxies. The Advisor may in its discretion manage all or a portion of the Fund's portfolio directly with or without the use of a sub-advisor.

Investment Company Administration Corporation (the "Administrator"), pursuant to an administrative agreement with the Advisor, supervises the administration of the Investment Company and the Fund including, among other responsibilities, the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations. Certain officers of the Investment Company may be provided by the Administrator. For its services, the Administrator receives an annual fee from the Advisor (not the Fund) equal to 0.02% of the first $1 billion of the Investment Company's average daily net assets and 0.015% thereafter, subject to a minimum annual fee of $20,000 per Fund.

For additional information, see "Investment Advisory and Other Services" in the Statement of Additional Information.


INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

The investment objective and policies of the Fund are stated below. The Fund is intended for long-term investors, not for those who may wish to redeem their shares after a short period of time.

All investments, including mutual funds, have risks, and no investment is suitable for all investors. The Fremont Real Estate Securities Fund is not intended to constitute a complete investment program. Investors should consult with their financial and other advisors concerning the suitability of this investment for their own particular circumstances. There is no assurance that the Fund will achieve its investment objective.


The investment objective of the Real Estate Securities Fund is to seek total return through a combination of income and long-term capital appreciation by investing primarily in equity securities of companies in the real estate industry. Equity securities include common stocks (including shares or units in real estate investment trusts), rights or warrants to purchase common stocks, limited partnership interests in master limited partnerships, securities convertible into common stocks, and preferred stocks.

Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund's investment policies, a company is in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets in such real estate. Companies in the real estate industry may include: REITs, real estate operating companies, companies operating businesses which own a substantial amount of real estate such as hotels and assisted living facilities and development companies.

A substantial portion of the Fund's assets will be invested in securities of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, increase in interest rates, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants. Certain REITs have relatively small capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs.


Rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. In addition, mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the Investment Company Act of 1940 (the "1940 Act"). The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

The Fund is a non-diversified portfolio and is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Fund, therefore, may invest a greater proportion of its assets in the securities of a smaller number of issuers and will be subject to a greater risk with respect to its portfolio securities. Any economic, regulatory, or political developments affecting the value of the securities held in the

Fund could have a greater impact on the total value of the Fund's holdings than would be the case if the Fund were classified as diversified under the 1940 Act.


Although the Fund invests primarily in common stocks, for liquidity purposes it will normally invest a portion of its assets in high quality debt securities and money market instruments with remaining maturities of one year or less, including repurchase agreements. Whenever in the judgment of the Advisor or Sub-Advisor market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limitation in these instruments. During times that the Fund is investing defensively, the Fund will not be pursuing its stated investment objective.

The Fund may also hold other types of securities from time to time, including convertible and non-convertible bonds and preferred stocks, when the Advisor and Sub-Advisor believe that these investments offer opportunities for capital appreciation. Preferred stocks and bonds will be rated at the time of purchase in the top four categories of Moody's Investors Service, Inc. (Baa or higher) or Standard & Poor's Ratings Group (BBB or higher) or be of comparable quality as determined by the Advisor or Sub-Advisor. Bonds and preferred stocks in the lowest investment grade category (Baa or BBB) have speculative characteristics; as a result, changes in the economy or other circumstances are more likely to lead to a weakened capacity of such securities to make principal and interest payments or to pay the preferred stock obligations than would occur with bonds and preferred stocks in higher categories. See Appendix A to the Statement of Additional Information for a description of rating categories.

GENERAL INVESTMENT POLICIES

Money Market Instruments. The Fund may invest in any of the following "money market" instruments: certificates of deposit, time deposits, commercial paper, bankers' acceptances, and Eurodollar certificates of deposit; U.S. dollar-denominated money market instruments of foreign financial institutions, corporations, and governments; U.S. Government and agency securities; money market mutual funds; and other debt securities which are not specifically named but which meet the Fund's quality guidelines. The Fund also may enter into repurchase agreements as described below and may purchase variable and floating rate debt securities.

At the time of purchase, short-term securities must be rated in the top rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by a single NRSRO in the case of a security rated by only one NRSRO, or, if not rated by an NRSRO, must be of comparable quality as determined by the Advisor or the Sub-Advisor. Generally, high quality short-term securities must be issued by an entity with an outstanding debt issue rated A or better by an NRSRO, or an entity of comparable quality as determined by the Advisor or the Sub-Advisor. Obligations of foreign banks, foreign corporations, and foreign branches of domestic banks must be payable in U.S. dollars. See Appendix A to the Statement of Additional Information for a description of rating categories.

U.S. Government Securities. The Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes, and bonds and Government National Mortgage Association certificates, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities as described above in the future, other than as set forth above, because it is not obligated to do so by law.

When-Issued Securities and Firm Commitment Agreements. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction, but the settlement is delayed). The Fund will not purchase when-issued securities the value of which is greater than 5% of its net assets.

Shares of Investment Companies. The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies to the extent that they may facilitate achieving the objective of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor and/or Sub-Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.


Repurchase Agreements. As part of its cash reserve position, the Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest. Repurchase agreements are generally for a short period of time, often less than a week. The seller must maintain with the Fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Advisor and/or Sub-Advisor . The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements. The Fund will enter into repurchase agreements only where (1) the underlying securities are issued or guaranteed by the U.S. Government, (2) the market value of the underlying security, including accrued interest, will be at all times equal to or in excess of the value of the repurchase agreement, and (3) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (1) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing the Fund's rights.

Portfolio Turnover. The Fund expects to trade in securities for short-term gain whenever deemed advisable by the Advisor and/or Sub-Advisor in order to take advantage of perceived anomalies occurring in general market, economic, or political conditions. Therefore, the Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of the Fund will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.


Loans of Portfolio Securities. The Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors in an amount not exceeding 33 1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents, or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest or dividends paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the associated risk.

Borrowing. The Fund may borrow from banks an amount not exceeding 30% of the value of its total assets for temporary or emergency purposes and may enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net assets value would decline faster than otherwise would be the case.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under federal securities laws, but can be offered and sold to "qualified institutional buyers." However, the Fund will not invest more than 15% of its assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, and securities that are not readily marketable and restricted securities, unless the Board of Directors determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors may adopt guidelines and delegate to the Advisor or Sub-Advisor the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Warrants or Rights. Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase other securities of the issuer at a later date. It is the present intention of the Fund to limit its investments in warrants or rights, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.


Options and Futures Contracts. When the Advisor and/or Sub-Advisor wishes to hedge against market fluctuations, strategies such as buying puts, writing calls, and selling futures may be used to reduce market exposure. Because most stock index futures and options are based on broad stock market indices, their performance tends to track the performance of common stocks generally, which may or may not correspond to the types of securities in which the Fund invests. The Fund will segregate cash, U.S. Government securities, or other liquid securities (or, as permitted by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging.

To reduce principal volatility, the Fund may also (1) enter into futures contracts -- contracts for the future delivery of debt securities, stock, stock index futures contracts with respect to the S&P 500 Index, small capitalization stock market indices, or other similar broad-based stock market indices, the premiums and initial margins of which are limited to 5% of the Fund's assets; and (2) purchase put and call options on portfolio securities, stock indices, or stock index futures contracts--the premiums of which are limited to 5% of the Fund's assets.


The Fund may write put and call options. It will only do so by writing covered put or call options, and the aggregate value of the securities underlying put options, as of the date of sale of the options, will not exceed 50% of the net assets of the Fund.

The Fund will segregate cash, cash equivalents, or liquid securities, or hold a covered position against any potential delivery or payment obligations under any outstanding option or futures contacts.

Options  and  futures  can  be  volatile  investments.  If  the  Advisor  and/or
Sub-Advisor applies a hedge at an inappropriate time or evaluates market conditions incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience a loss if the prices of its options or futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Although these investment practices will be used primarily to generate income or to minimize the fluctuation of principal, they do involve risks which are different in some respects from the investment risks associated with similar funds which do not engage in such activities. These risks may include the following: futures contracts -- no assurance that closing purchase transactions will be available at favorable prices, possible reduction of the Fund's income due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible loss in excess of the initial margin payment; options and futures contracts -- imperfect correlation between the contract and the underlying security, commodity, or index and unsuccessful hedging transactions due to incorrect forecasts of market trends; writing covered call options --inability to effect closing transactions at favorable prices and inability to participate in the appreciation of the underlying securities above the exercise price and premium received; and purchasing or selling put and call options -- possible loss of the entire premium. A more thorough description of these investment practices and their associated risks is contained in the Statement of Addition Information.


Investment Restrictions. The Fund has certain fundamental policies that are described in the Statement of Additional Information under "Investment Restrictions." Those investment restrictions and the Fund's investment objective cannot be changed without the approval of shareholders of the Fund; all other investment practices described in this Prospectus and in the Statement of Additional Information can be changed by the Board of Directors without shareholder approval.


INVESTMENT RESULTS

The Fund may from time to time include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature, or reports furnished to present or prospective shareholders. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund may calculate performance on an average annual total return basis for 1-, 5-, and 10-year periods and over the life of the Fund, after such periods have elapsed. Average annual total return will be computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. Ending redeemable value includes dividends and capital gain distributions, reinvested at net asset value at the reinvestment date determined by the Board of Directors. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from reinvested income dividends and capital gain distributions and changes in share price during the period. The average annual compounded rate of return over various periods may also be computed by utilizing ending redeemable values as determined above.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by the Fund should not be considered representative of what an investment in the Fund may earn in any future period. When utilized, total return for the unmanaged indices described in the Statement of Additional Information will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for recurring expenses such as advisory fees, brokerage costs, or administrative expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles, and unmanaged indices. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also be mentioned in newspapers, magazines, or other media from time to time. The Fund assumes no responsibility for the accuracy of such data. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Additional performance information regarding the Fund will be included in its annual report, which will be mailed to shareholders without charge upon request.

HOW TO INVEST


The Fund will be closed to new shareholders whenever the Fund's market capitalization exceeds 3/10 of 1% of the market capitalization, recalculated quarterly, of the REITs which comprise the "ALL REITS Index" as published by the National Association of Real Estate Investment Trusts ("NAREIT"). As of November 28, 1997, the NAREIT Index Value was $138.217 billion.

The shares of the Fund may be purchased through the Transfer Agent by submitting payment by check, bank wire, or electronic (Automated Clearing House or "ACH") transfer and, in the case of new accounts, a completed account application form. There is no sales load or contingent deferred sales load charged to purchase shares of the Fund. All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Purchases of shares are made at the current public offering price next determined after the purchase order is received by the Transfer Agent or by a selling agent of the Fund. A minimum initial investment of $2,000 is required to open a shareholder account, except for retirement plans such as Individual Retirement Accounts (IRAs) and Keogh Plans. Retirement plans are subject to a $1,000 minimum initial investment. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan and may be waived in other instances at the sole discretion of the Advisor. (See "Automatic Investment Plan.") Each subsequent investment in the Fund must be $100 or more except in the case of retirement plans or Automatic Investment Plans. There is a minimum continuing balance of $1,500 required for non-retirement accounts (calculated on the basis of original investment value). All investments not meeting the minimum will be returned. In some cases, the minimum balance requirement may be waived. All purchases made by check should be in U.S. dollars and be made payable to the appropriate Fremont Fund. Third party checks, credit cards, and cash will not be accepted.


Investors wishing to open a new account by bank wire must call the Transfer Agent at 800-548-4539 to obtain an account number and detailed wire instructions. All bank wire investments received before 4:00 p.m., Eastern time, will be credited the same day. Bank wire investments received after 4:00 p.m., Eastern time, will be credited the next business day. A bank wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to its account.

Shares of the Fund may also be purchased through broker-dealers or other financial intermediaries who have made appropriate arrangements with the Fund. Such agents are responsible for ensuring that the account documentation is complete and that timely payment is made for the Fund shares purchased for their customers pursuant to such orders. These agents may charge a reasonable transaction fee to their customers. In some instances, all or a portion of the transaction fee may be paid by the Advisor. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund or the Advisor for such services.

From time to time the Advisor may engage third parties as "finders" for the purpose of soliciting potential investors. Such parties may be compensated by the Advisor to do so.

As a condition of this offering, if an order to purchase shares is canceled due to nonpayment (for example, a check returned for "insufficient funds"), the person who made the order must reimburse the Fund for any loss incurred by reason of such cancellation. For more information, see "Other Investment and Redemption Services" in the Statement of Additional Information.

First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, Arizona, 85018, is the principal underwriter for the Fund.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

Statements and Reports. When a shareholder makes an initial investment in the Fund, a shareholder account is opened in accordance with registration instructions. Each time there is a transaction, such as an additional investment, a dividend or other distribution, or a redemption, the shareholder will receive from the Transfer Agent a confirmation statement showing the current transaction in the account and the transaction date. Shareholders of the Fund will receive statements as of the end of March, June, September, and December.

Shares are issued only in book-entry form (without certificates).


The fiscal year of the Fund ends on October 31 of each year. The Investment Company issues to its shareholders semi-annual and annual reports, which contain a schedule of the Fund's portfolio securities and financial statements. Annual reports will include audited financial statements. The federal income tax status of shareholder distributions also will be reported to the Fund's shareholders after the end of the calendar year on Form 1099-DIV. See "Dividends, Distributions and Federal Income Taxation" for further information.


Exchanges Between Funds. Shares of one Fremont Fund may be exchanged for shares of another Fremont Fund at their respective net asset values, provided that the account registration remains identical. Exchanges may only be made for shares of a Fremont Fund then offered for sale in your state of residence. It is required that (1) all shares in one Fund must be exchanged or (2) the remaining balance must be at least $1,500. This minimum balance requirement may be waived. These exchanges are not tax-free and will result in a shareholder realizing a gain or loss for tax purposes, except in the case of tax-deferred retirement accounts or other tax-exempt shareholders that have not borrowed to acquire the shares exchanged.

Exchanges by mail should be sent to the Transfer Agent at the address set forth in the last section of this Prospectus.


Purchases, redemptions, and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases, and sales is not acceptable and, at the discretion of the Fund, can be limited by the Investment Company's refusal to accept further purchase and exchange orders from a shareholder.


The Investment Company reserves the right to modify or eliminate the exchange privilege upon 60 days' written notice to shareholders.

Telephone Exchange Privilege. An investor may elect on the account application to authorize exchanges by telephone. A shareholder may give instructions regarding exchanges by calling 800-548-4539. A shareholder wishing to initiate the telephone exchange privilege should contact the Fund. This privilege will not be added to an account without written instruction to do so from the shareholder. Telephone requests received by 4:00 p.m., Eastern time, will be processed the same day. During times of drastic economic or market conditions, the telephone exchange privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written exchange request.

See "Telephone Redemption Privilege" in the next section of this Prospectus.

Autobuy Privilege. The autobuy privilege allows shareholders to purchase subsequent shares by moving money directly from their checking account to a Fremont Fund. The Autobuy privilege will not be added to an account without written authorization from the shareholder. A shareholder may then purchase additional shares in an existing account by calling 800-548-4539 and instructing the Transfer Agent as to the dollar amount wanting to be invested. The investment will automatically be processed through the Automatic Clearing House (ACH) system. There is no fee for this option. If the privilege was not established at the time the account was opened, the shareholder must complete the appropriate form. The form is available on request.

Automatic Investment Plan. A shareholder may authorize a withdrawal to be made automatically once or twice each month from a credit balance in the shareholder's bank checking, savings, negotiable on withdrawal (NOW), or similar account, with the proceeds to be used to purchase shares of the Fund. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan. The amount of the monthly investment must be at least $50, and is not otherwise subject to the $100 minimum for subsequent investments. If the purchase falls on a weekend or holiday, the purchase will be made on the previous business day. Shareholders should note that if there is an Automatic Investment Plan established for an account and the entire account is exchanged into another Fund, the Automatic Investment Plan must be renewed by the shareholder to the Transfer Agent. There is no obligation to make additional payments, and the plan may be terminated by the shareholder at any time. Termination requests must be received in writing at least 5 days prior to the regular draft date, or the drafts will not cease until the next cycle. The Transfer Agent may impose a charge for this service, although no such charge currently is contemplated. If a shareholder's order to purchase shares is canceled due to nonpayment (for example, "insufficient funds"), the shareholder will be responsible for reimbursing the Fund for any loss incurred by reason of such cancellation. A shareholder wishing to initiate the plan on a new or existing account must fill out an Automatic Investment Plan form. The form is available on request.

HOW TO REDEEM SHARES


Shares are redeemed at no charge (other than wire transfer fees, if any) at the net asset value next determined after receipt by the Transfer Agent of proper written redemption instructions. The current charge for a wire transfer is $10 per wire. This is subject to change by the Transfer Agent at any time, without prior notification. See "Calculation of Net Asset Value and Public Offering Price."

Shares are redeemed at the net asset value next determined after receipt by the Transfer Agent of proper written redemption instructions. The current charge for a wire transfer is $10 per wire. This is subject to change by the Transfer Agent at any time, without prior notification. See "Calculation of Net Asset Value and Public Offering Price."


Redemption orders received in proper form by the Transfer Agent before 4:00 p.m., Eastern time, will be priced at the net asset value determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Orders received by the Transfer Agent after 4:00 p.m., Eastern time, will be entered at the next calculated net asset value.

Redemption proceeds can be sent by check, electronic transfer, or bank wire. An electronic transfer can be processed only to bank checking and savings accounts. Before requesting an electronic transfer, shareholders should confirm that their financial institution can receive an electronic transfer. Currently, there is no charge to shareholders for processing an electronic transfer.

Shareholders may have redemption proceeds sent by bank wire, electronic transfer, or check to a designated bank account by providing in writing the appropriate bank information to the Transfer Agent at the time of original application. If the investor wishes to change the predesignated account, this must be requested in writing with a signature guarantee (see "Signature Guarantee" below).

Redemptions from retirement accounts require a written request, with a signature guarantee, unless authorized under the Automatic Withdrawal Plan. Call the Transfer Agent for specific instructions on redemptions.

For written redemption requests for an amount greater than $25,000, or a redemption request that directs proceeds to a party other than the registered account owner(s), all signatures must be guaranteed (see "Signature Guarantee" below).

Because of market fluctuations, the amount a shareholder receives for shares redeemed may be more or less that the amount paid for them.

Redemption of shares by exchanges, transfers and redemptions under an Automatic Withdrawal Plan may result in taxable capital gains or losses.

Telephone Redemption Privilege. An investor may elect on the regular account application to authorize redemptions by telephone. This privilege will not be added to an account without written authorization to do so from the shareholder. A shareholder may then give instructions regarding redemptions by calling 800-548-4539. (The Telephone Redemption Privilege is not available for IRA or other retirement accounts.) Telephone requests received by 4:00 p.m., Eastern time, will be processed at the net asset value calculated that same day. During times of drastic economic or market conditions, the telephone redemption privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written redemption request. Neither the Investment Company, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost, or expense in acting on such telephone instructions. The affected shareholder(s) will bear the risk of any such loss. The Investment Company, or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions, and/or tape recording telephone instructions.

Automatic Withdrawal Plan. A shareholder may request redemptions of a specified dollar amount (minimum of $100) on either a monthly, quarterly, or yearly basis. Currently, there is no charge for this service. Redemptions by check will be made on the 15th and/or the last business day of the month. Redemptions made by electronic transfer will be made on any date the shareholder chooses. Shareholders may also request automatic exchanges and transfers of a specified dollar amount. Exchanges and transfers will be made on any date the shareholder chooses. Because a redemption constitutes a liquidation of shares, the number of shares owned in the account will be reduced. Automatic redemptions should not reduce the account below the minimum balance required (currently $1,500). If the redemption date falls on a weekend or holiday, the redemption will be made on the previous business day. Shareholders may terminate the Automatic Withdrawal Plan at any time, but not less than five days before a scheduled payment date. When an exchange is made between Funds, shareholders must specify if they desire the automatic withdrawal option to be transferred to a new account opened by the exchange. As an account balance declines to the minimum permitted, the shareholder must advise the Transfer Agent if the automatic withdrawal feature is to be transferred to another account of the shareholder. Shareholders should note that if there is an Automatic Withdrawal Plan established for an account and the entire account is exchanged into another Fremont Fund, the automatic withdrawal option must be renewed by the shareholder to the Transfer Agent. A shareholder wishing to initiate automatic redemptions must complete an Automatic Withdrawal Plan form available from the Transfer Agent.

Signature Guarantee. To better protect the Fund and shareholders' accounts, a signature guarantee is required for certain transactions. Signatures must be guaranteed by an "eligible guarantor institution" as defined in applicable regulations. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Other Important Redemption Information. A request for redemption will not be processed until all of the documentation described above has been received by the Transfer Agent in proper form. A shareholder in doubt about what documents are required should contact the Transfer Agent.

Payment in redemption of shares is normally made within three business days after receipt by the Transfer Agent of a request in proper form, provided that payment in redemption of shares purchased by check or draft will be effected only after such check or draft has been collected. Although it is anticipated that this process will be completed in less time, it may take up to 15 days. Redemption proceeds will not be delayed when shares have been paid for by bank wire or where the account holds a sufficient number of shares already paid for with collected funds.

Except in extraordinary circumstances, payment for shares redeemed will be made promptly after receipt of a redemption request, if in good order, but not later than seven calendar days after the redemption request is received in proper form. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted.

The Fund reserves the right to redeem mandatorily the shares in a shareholder's account (other than a retirement plan account) if the balance is reduced to less than $1,500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 30 days prior to the date fixed for such redemption, during which time the shareholder may increase its holdings to an aggregate amount of $1,500 or more (with a minimum purchase of $100 or more.) This minimum balance may be waived.

Redemption in Kind. The Investment Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

Transfer Agent. State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, serves as Transfer and Dividend Disbursing Agent and shareholder service agent. The transfer agent is not involved in determining investment policies of the Fund or its portfolio securities transactions. Its services do not protect shareholders against possible depreciation of their assets. The fees of State Street Bank and Trust Company are paid by the Fund and thus borne by the Fund's shareholders. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City ("United Missouri Bank") through which all payments for the funds will be processed.

RETIREMENT PLANS

Shares of the Fund may be purchased in connection with various tax-deferred retirement plans. These include Individual Retirement Accounts (IRAs); SEP-IRAs; SIMPLE IRAs; corporate pension and profit-sharing plans; and Section 403(b) Plans, which are deferred compensation arrangements for employees of public schools and certain charitable organizations. Forms for establishing IRAs, SEP-IRAs, SIMPLE IRAs, and Qualified Retirement Plans are available through the Investment Company, as are forms for corporate Pension and Profit-Sharing plans. Please contact the Investment Company for more information about establishing these accounts. In accordance with industry practice, there may be an annual account charge for participation in these plans. Information regarding these charges is available from the Investment Company.

Retirement plan participants may receive additional services related to their plan at no extra cost to any shareholder.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXATION

The Fund intends to qualify and elect, and to continue to qualify, to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). For any tax year in which the Fund so qualifies and meets distribution requirements, it will not incur a federal tax liability. Such qualification under the Code requires a Fund, among other things, to diversify its investments so that, at the end of each fiscal quarter,
(1) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities, limited, in respect to any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

The Fund intends to distribute substantially all of its net investment income in October and December or January.

The Fund intends to distribute substantially all of its net realized capital gains, if any, at the end of the calendar year. Net investment income and capital gains distributions, if any, may be reinvested in additional shares at net asset value on the day of reinvestment, or may be received in cash. All dividends and distributions are taxable to a shareholder (except tax-exempt shareholders who have not borrowed to acquire their shares) whether or not they are reinvested in shares of the Fund. Any long-term or mid-term capital gains distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of how long shareholders have held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Distributions of short-term capital gains will be subject to the tax as ordinary income.


Shareholders may elect:

o to have all dividends and capital gain distributions automatically reinvested in additional shares;

o to receive the income dividends and short-term capital gains distributions in cash and accept the long-term capital gains distributions in additional shares;

o  to receive all  distributions  of income dividends and capital gains in cash;
   or

o to invest all dividend and capital gain distributions in another Fremont Fund owned through an identically registered account.

Automatic reinvestments will be at net asset value on the day of reinvestment. If no election is made by a shareholder, all dividends and capital gain distributions will be automatically reinvested. These elections may be changed by the shareholder at any time but, to be effective for a particular dividend or capital gain distribution, the election must be received by the Transfer Agent approximately 5 business days prior to the payment date to permit the change to be entered into the shareholder account. The federal income tax status of dividends and capital gains distributions is the same whether taken in cash or reinvested in shares.

Dividends and capital gains generally are taxable to shareholders at the time they are paid. However, dividends or capital gains declared in October, November, or December by the Fund and paid in January are taxable as if paid in December. (The Fund will provide to its shareholders federal tax information annually by January 31, including information about dividends and distributions paid during the year.)

Because REITs invested in by the Fund do not provide complete information about the taxability of their distributions until after the calendar year end, Fremont Investment Advisors, Inc. may not be able to determine how much of the Fund's distribution is taxable to shareholders until after the January 31 deadline for issuing Form 1099-DIV. As a result, the Fund may request permission each year from the Internal Revenue Service for an extension of time to issue Form 1099-DIV to February 28.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

In the case of corporate shareholders, certain dividends may be eligible for the dividends received deduction, except that the amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. Dividends received from REITs generally do not constitute qualifying dividends. A corporation's dividends-received deduction will be disallowed unless the corporation holds shares in the Fund at least 46 days. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

Because of the nature of REIT investments, REITs may generate significant non cash deductions (i.e. depreciation on real estate holdings) while having a greater cash flow to distribute to its shareholders. If a REIT distributes more cash than it has taxable income, a "return on capital" results. A "return of capital" represents a portion of shareholder's original investment that is generally non taxable when distributed (returned) to the investor. If you do not reinvest distributions, the cost basis of your shares will be decreased by the amount of return capital, which may result in a larger capital gain when you sell your shares. Although a return of capital is generally non taxable to you upon distribution, it would be taxable to you as a capital gain if your cost basis in the shares is reduced to zero. This could occur if you do not reinvest distributions and the returns of capital are significant.

If a shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the taxpayer identification number listed on the account is incorrect according to their records or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or redemption proceeds to the shareholder. Amounts withheld are applied to the shareholder's federal tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Transfer Agent. Federal law also requires the Fund to withhold 30%, or the applicable tax treaty rate, from ordinary dividends (which includes short-term capital gains) paid to certain nonresident alien, non-U.S. partnership, and non-U.S. corporation shareholder accounts. Although not expected, under certain circumstances the Fund may be required to withhold additional amounts of federal income tax on redemptions of shares by non-U.S. shareholders.


The foregoing is a brief discussion of certain federal income tax considerations. Please see "Taxes - Mutual Funds" in the Statement of Additional Information for further information regarding the tax implications of an investment in the Fund.

PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly compensate the Advisor, paying for certain distribution-related expenses, including payments to securities dealers and others (including the Underwriter) who are engaged in promoting the sale of shares of the Fund and who may be advising investors regarding the purchase, sale, or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Advisor or the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing, and distributing sales literature, prospectuses, statements of additional information, and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses, and reports with respect to marketing and promotional activities as the Investment Company may, from time to time, deem advisable; and other expenses related to the distribution of the Fund's shares.


The annual  limitation for  compensation to the Advisor  pursuant to the Plan is
 .25% of the Fund's average daily net assets. All payments will be reviewed by the Fund's Board of Directors. However, it is possible that in certain periods, the amount of the Advisor's compensation could exceed the Advisor's distribution expenses resulting in a profit to the Advisor. If the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Advisor after the date the Plan terminates.



CALCULATION OF NET ASSET VALUE AND PUBLIC OFFERING PRICE

The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest accrued and dividends declared but not yet received) minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time. There is no sales charge in connection with purchases or redemptions of Fund shares.

The Fund will calculate its net asset value and public offering price and complete orders to purchase, exchange, or redeem shares on a Monday through Friday basis when the New York Stock Exchange is open. The Fund's portfolio may include securities which trade primarily on non-U.S. exchanges or otherwise in non-U.S. markets. Because of time zone differences, the prices of these securities, as used for net asset value calculations, may be established substantially in advance of the close of the New York Stock Exchange. Foreign securities may also trade on days when the New York Stock Exchange is closed (such as a Saturday). The net asset value and public offering price of the Fund, to the extent that it holds securities valued on foreign markets, may vary during periods when the New York Stock Exchange is closed. As a result, the value of the Fund's portfolio may be affected significantly by such trading on days when a shareholder has no access to the Fund. For further information, see "How to Invest," "How to Redeem Shares," and "Exchanges Between Funds" in this Prospectus, and "How to Invest" and "Other Investment and Redemption Services" in the Statement of Additional Information.


The net asset value and public offering price of the Fund will be determined as of the close of the regular session of the New York Stock Exchange ("NYSE"). The shares of the Fund are offered at net asset value without a sales charge. Purchase, redemption, and exchange orders received in proper form by the Transfer Agent before 4:00 p.m., Eastern time or at the close of the regular session of the NYSE, will be priced at the net asset value next determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Orders received by the Transfer Agent after 4:00 p.m., Eastern time or after the close of the regular session of the NYSE, will be entered at the next calculated net asset value.



EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the Fund's portfolio securities transactions are placed by the Advisor or Sub-Advisor, as applicable. The Advisor and Sub-Advisor strive to obtain the best available prices in the Fund's portfolio transactions, taking into account the costs and promptness of executions. Subject to this policy, transactions may be directed to those broker-dealers who provide research, statistical, and other information to the Fund, the Advisor or the Sub-Advisor, or who provide assistance with respect to the distribution of Fund shares. There is no agreement or commitment to place orders with any broker-dealer.

Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. Government securities issued by the United States and other countries and money market securities in which the Fund may invest are generally traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on futures, currency, and options transactions. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets. There is generally less government supervision and regulation of foreign exchanges and brokers than in the United States. Foreign security settlements may, in some instances, be subject to delays and related administrative uncertainties.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Directors, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor or the Sub-Advisor, or an affiliated person of such person.

GENERAL INFORMATION

The Investment Company, organized as a Maryland corporation on July 13, 1988, is a fully managed open-end investment company. Currently, the Investment Company has authorized several series of capital stock with equal dividend and liquidation rights within each series. Investment Company shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted in the election of directors and on other matters submitted to the vote of shareholders. As permitted by Maryland law, there normally will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The 1940 Act requires that a meeting be held within 60 days in the event that less than a majority of the directors holding office has been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Investment Company shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect all of the directors. Shareholders holding 10% of the outstanding shares may call a meeting of shareholders for any purpose, including that of removing any director. A director may be removed upon a majority vote of the shareholders qualified to vote in the election. The 1940 Act requires the Investment Company to assist shareholders in calling such a meeting.

On any matter submitted to a vote of shareholders, such matter shall be voted by the Fund's shareholders separately when the matter affects the specific interest of the Fund (such as approval of the Advisory Agreement with the Advisor) except in matters where a vote of all series in the aggregate is required by the 1940 Act or otherwise.

Pursuant to the Articles of Incorporation, the Investment Company may issue ten billion shares. This amount may be increased or decreased from time to time in the discretion of the Board of Directors. Each share of a series represents an interest in that series only, has a par value of $0.0001 per share, represents an equal proportionate interest in that series with other shares of that series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that series as may be declared at the discretion of the Board of Directors. Shares of a series when issued are fully paid and are non-assessable. The Board of Directors may, at its discretion, establish and issue shares of additional series of the Investment Company.

Stephen D. Bechtel, Jr., and members of his family, including trusts for family members, due to their shareholdings, may be considered controlling persons of the Fund under applicable Securities and Exchange Commission regulations.

TELEPHONE NUMBERS AND ADDRESSES

To make an initial purchase:

1.       By mail:
         Fremont Mutual Funds, Inc.
         c/o National Financial Data Services
         P.O. Box 419343
         Kansas City, MO 64141-6343

         Street address:
         1004 Baltimore Avenue
         Kansas City, MO 64105

2.       By wire:

         Please call the Transfer Agent at 800-548-4539 (press 2) to obtain an account number and detailed instructions.

To make a subsequent purchase:
Include shareholder name and account number. Use the same instructions for initial purchase.

To redeem shares:

1. By mail: same instructions as above for purchase by mail. Redemptions greater than $25,000 or payments to a party or address other than registered on the account require a signature guarantee. See "Signature Guarantees."

2.       By telephone:  800-548-4539
         Requires prior selection of telephone redemption option.

For further copies of this Prospectus, the Statement of Additional Information, and details of automatic investment, retirement and automatic withdrawal plans, please contact:

   Fremont Mutual Funds, Inc.
   50 Beale Street, Suite 100
   San Francisco, CA 94105
   800-548-4539

Fremont Mutual Funds, Inc.

Fremont Money Market Fund
Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund
Fremont Real Estate Securities Fund
Fremont Global Fund
Fremont Growth Fund
Fremont International Growth Fund
Fremont Select Fund
Fremont U.S. Small Cap Fund
Fremont International Small Cap Fund
Fremont Emerging Markets Fund
Fremont U.S. Micro-Cap Fund
Fremont Institutional U.S. Micro-Cap Fund

For more information on the Fremont Mutual Funds please call 800-548-4539 or write to:

   Fremont Mutual Funds
   50 Beale Street, Suite 100
   San Francisco, CA 94105



Advisor/Transfer Agent

Fremont Investment Advisors, Inc.
333 Market Street, Suite 2600
San Francisco, CA 94105

Sub-Transfer Agent

Mailing Address:

National Financial Data Services
P.O. Box 419343
Kansas City, MO 64141-6343
800-548-4539 (press 2)

Street Address:

National Financial Data Services
1004 Baltimore Avenue
Kansas City, MO 64105

Custodian

The Northern Trust Company
50 South Lasalle Street
Chicago, IL 60675

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

Auditors

Coopers & Lybrand, L.L.P.
333 Market Street
San Francisco, CA 94105

No dealer, salesman or other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or the Advisor. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                           FREMONT MUTUAL FUNDS, INC.


                       Fremont Real Estate Securities Fund


                             Toll-Free: 800-548-4539



                                     Part B



                       Statement of Additional Information



This Statement of Additional Information concerning Fremont Mutual Funds, Inc. (the "Investment Company") is not a prospectus for the Investment Company. This Statement supplements the Prospectus for the Fremont Realty Fund (the "Fund") dated December 31, 1997 and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge by calling the Investment Company at the phone number printed above.

The date of this Statement of Additional Information is December 31, 1997.

                                                 TABLE OF CONTENTS

                                                                       Page


Investment Objective, Policies, And Risk Considerations................

Investment Restrictions................................................

Investment Company Directors And Officers..............................

Investment Advisory And Other Services.................................

Plan Of Distribution...................................................

Execution Of Portfolio Transactions....................................

How To Invest..........................................................

Other Investment And Redemption Services...............................

Taxes - Mutual Funds...................................................

Additional Information.................................................

Investment Results.....................................................

Information About Fremont Investment Advisors


Appendix A: Description Of Ratings

INVESTMENT OBJECTIVE, POLICIES, AND RISK CONSIDERATIONS

The descriptions below are intended to supplement the material in the Prospectus under "Investment Objective, Policies, and Risk Considerations" and "General Investment Policies."

Writing Covered Call Options. The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities and currencies which, in the opinion of Fremont Investment Advisors, Inc. (the "Advisor") or the Fund's sub-advisor ("Sub-Advisor"), are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of the Options Clearing Corporation. The Fund will write only covered call options. This means that the Fund will only write a call option on a security, index, or currency which the Fund already effectively owns or has the right to acquire without additional cost.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call will be maintained in a separate account by the Fund's custodian. The Fund will consider a security or currency covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sales price at the time at which the net asset value per share of the Fund is computed (close of the regular trading session of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio.
In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Federal Income Tax Treatment of Covered Call Options. Expiration of an option or entry into a closing purchase transaction will result in capital gain or loss. If the option was "in-the-money" (i.e., the option strike price was less than the market value of the security or currency covering the option) at the time it was written, any gain or loss realized as a result of the closing purchase transaction will be long-term capital gain or loss if the security or currency covering the option was held for more than 18 months prior to the writing of the option. The holding period of the securities or currencies covering an "in-the-money" option will not include the period of time the option is outstanding. If the option is exercised, the Fund will realize a gain or loss from the sale of the security or currency covering the call option, and in determining such gain or loss the premium will be included in the proceeds of the sale.

If the Fund writes options other than "qualified covered call options," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities or currencies covering the options, may be subject to deferral until the securities or currencies covering the options have been sold. In addition, any options written against securities other than bonds or currencies will be considered to have been closed out at the end of the Fund's fiscal year; and any gains or losses will be recognized for tax purposes at that time. Under Code Section 1256, such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Code Section 988 may also apply to currency transactions. Under
Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. The Fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Writing Covered Put Options. The Fund may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Advisor or Sub-Advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Purchasing Put Options. The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

The Fund may purchase a put option on an underlying security or currency (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Advisor or Sub-Advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options. The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

Description of Futures Contracts. A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time, and place. Brokerage fees are incurred when a Futures Contract is bought or sold and margin deposits must be maintained.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, the Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Contract.

As an example of an offsetting transaction in which the financial instrument or currency is not delivered, the contractual obligations arising from the sale of one Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the Contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund may enter into interest rate, S&P Index (or other major market index), or currency Futures Contracts as a hedge against changes in prevailing levels of stock values, interest rates, or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in currency exchange rates, purchases of such Futures as an offset against the effect of expected declines in currency exchange rates, and purchases of Futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or Futures Contracts, the Fund will segregate cash and liquid securities to cover any related liability.

The Fund will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission. Futures are also traded in various overseas markets.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to currency exchange rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using Futures Contracts.

The Fund will not enter into a Futures Contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.

A Stock Index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the Stock Index at purchase and at the close of the last trading day of the contract. In order to close long positions in the Stock Index contracts prior to their settlement date, the Fund will enter into offsetting sales of Stock Index contracts.

Using Stock Index contracts in anticipation of market transactions involves certain risks. Although the Fund may intend to purchase or sell Stock Index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of Stock Index contracts may not correlate perfectly with the movement in the Stock Index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the Stock Index and movements in the price of Stock Index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction.

Futures Contracts Generally. Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the Futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligers may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, securities prices, or currency exchange rates.

A public market exists in Futures Contracts covering foreign financial instruments such as U.K. Pound, Japanese Yen, and German Mark, among others. Additional Futures Contracts may be established from time to time as various exchanges and existing Futures Contract markets may be terminated or altered as to their terms or methods of operation.


The Fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has a fixed commitment to purchase.

"Margin" with respect to Futures and Futures Contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a Futures Contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract with money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Federal Tax Treatment of Futures Contracts. Except for transactions the Fund identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on Futures Contracts as of the end of the year as well as those actually realized during the year. Identified hedging transactions would not be subject to the mark to market rules and would result in the recognition of ordinary gain or loss. Otherwise, unless transactions in Futures Contracts are classified as part of a "mixed straddle," any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Contract. In the case of a Futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of Futures Contracts which are intended to hedge against a change in the value of securities or currencies held by the Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. It is anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% requirement.

The Fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Investment Company's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

Options on Interest Rate and/or Currency Futures Contracts. Options on Futures Contracts are similar to options on fixed income or equity securities or options on currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, the Fund may purchase call and put options on the underlying securities or currencies. Such options would be used in a manner identical to the use of options on Futures Contracts. To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

Forward Currency and Options Transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund typically engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might purchase a currency forward to "lock in" the dollar price of securities denominated in that currency which it anticipated purchasing.

A put option gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put.

If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded  over-the-counter
(OTC). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless the Advisor believes that daily valuation for such option is readily obtainable.

Diversification. The Fund is a "non-diversified" management investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Therefore, it is not subject to the diversifications requirements.

Reverse Repurchase Agreements and Leverage. The Fund may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. The Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by the Fund; accordingly, the Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Floating Rate and Variable Rate Obligations and Participation Interests. The Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) or is reset on a regular basis by a bank or investment banking firm to a market rate. At specified times, the owner can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently banks provide letters of credit or other credit support or liquidity arrangements to secure these obligations. The quality of the underlying creditor or of the bank, as the case may be, must meet the minimum credit quality standards, as determined by the Advisor or Sub-Advisor, prescribed for the Fund by the Board of Directors with respect to counterparties in repurchase agreements and similar transactions.

The Fund may invest in participation interests purchased from banks in floating rate or variable rate obligations owned by banks. A participation interest gives the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation, and provides a demand repayment feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest or another bank). The bank letter of credit or guarantee must meet the prescribed investment quality standards for the Fund. The Fund has the right to sell the participation instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the underlying obligation, plus accrued interest.


When-Issued Securities and Firm Commitment Agreements. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued or firm commitment basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Commercial Bank Obligations. For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks, and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculating the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S.
branches.

Shares of Investment Companies. The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies to the extent that they may facilitate achieving the objective of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

Illiquid Securities. The Fund may invest up to 15% of its net assets in all forms of "illiquid securities."

An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. "Restricted" securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). However, a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Advisor, the Sub-Advisor and the Fund believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are determined by the Advisor or Sub-Advisor to be liquid in accordance with standards established by the Investment Company's Board of Directors. Under these standards, the Advisor or Sub-Advisor must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) any dealer undertaking to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

It is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending of Portfolio Securities. For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its net assets. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, short-term U.S. Government securities, bank letters of credit, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call a loan in anticipation of any vote in which it seeks to participate.

Reduction in Bond Rating. In the event that the rating for any security held by the Fund drops below the minimum acceptable rating applicable to the Fund, the Advisor or Sub-Advisor will determine whether the Fund should continue to hold such an obligation in its portfolio. Bonds rated below BBB or Baa are commonly known as "junk bonds." These bonds are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are higher rated bonds. The market values of junk bonds tend to reflect short-term corporate, economic, and market developments and investor perceptions of the issuer's credit quality to a greater extent than higher rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, junk bonds. See Appendix A for a complete description of the bond ratings.


Concentration. The Fund will concentrate its investments in Real Estate Investment Trusts. As a result, an economic, political or other change affecting one Real Estate Investment Trust also may affect other Real Estate Investment Trusts. This could increase market risk and the potential for fluctuations in the net asset value of the Fund's shares.


INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in its prospectus. The policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of the Fund (which is defined in the 1940 Act to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). These restrictions provide that the Fund may not:

1. Invest more than 25% of its total assets in the securities of companies primarily engaged in only one industry other than :(1) the U.S. Government, its agencies and instrumentalities; and (2) Real Estate Investment Trusts. See "Investment Objective, Policies, And Risk Considerations - Concentration."

2. Buy or sell real estate  (excluding  real  estate  limited  partnerships)  or
   commodities  or  commodity  contracts;   however,  the  Fund  may  invest  in
   securities secured by real estate, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase and sell currencies (including forward currency exchange contracts), futures contracts, and related options generally as described in the Prospectus and Statement of Additional Information.

3. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

4. Make loans, except that the Fund may purchase debt securities, enter into repurchase agreements, and make loans of portfolio securities amounting to not more than 33 1/3% of its net assets calculated at the time of the securities lending.

5. Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding.

6. Change its status as either a diversified or a non-diversified investment company.

7. Issue senior securities, except as permitted under the 1940 Act, and except that the Investment Company and the Fund may issue shares of common stock in multiple series or classes.


8. Notwithstanding any other fundamental investment restriction or policy, the Fund may invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as the Fund.

Other current investment policies of the Fund, which are not fundamental and which may be changed by action of the Board of Directors without shareholder approval, are as follows.

The Fund may not:

9. Invest in companies for the purpose of exercising control or management.

10.Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing.

11.Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts.

12.Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to premiums and initial margin on such futures contract.

13.Acquire securities or assets for which there is no readily available market or which are illiquid, if, immediately after and as a result of the acquisition, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

14.Make short sales of securities or maintain a short position, except that the Fund may sell short "against the box."

15.Acquire more than 3% of the outstanding voting securities of any one investment company.

INVESTMENT COMPANY DIRECTORS AND OFFICERS

The Bylaws of Fremont Mutual Funds, Inc. (the "Investment Company"), the Maryland investment company of which the Fund is a series, authorize a Board of Directors of between three and 15 persons, as fixed by the Board of Directors. A majority of directors may fill vacancies caused by the resignation or death of a director, or the expansion of the Board of Directors. Any director may be removed by vote of the holders of a majority of all outstanding shares of the Investment Company qualified to vote at the meeting.

                                                                                Principal Occupations
                                      Date of                                   and Business Experience
Name and Address                      Birth          Positions Held             for Past Five Years

David L. Redo(1)(2)(4)                9-1-37         Chairman, Chief Executive  President and Director, Fremont
Fremont Investment, Advisors, Inc.                   Officer and Director       Investment Advisors, Inc.;
333 Market Street, 26th Floor                                                   Managing Director, Fremont
San Francisco, CA  94105                                                        Group,  L.L.C. and Fremont
                                                                                Investors, Inc.; Director,
                                                                                Sequoia Ventures, Sit/Kim
                                                                                International Investment
                                                                                Associates, and J.P. Morgan
                                                                                Securities Asia.

Michael H. Kosich(1)(2)               3-30-40        President and Director     7/96 - Present
Fremont Investment Advisors, Inc.                                               Senior Vice President and
333 Market Street, 26th Floor                                                   Director, Fremont Investment
San Francisco, CA 94105                                                         Advisors, Inc.
                                                                                10/77 - 7/96 Senior Vice President
                                                                                Business Development Benham
                                                                                Management.

Richard E. Holmes(3)                  5-14-43        Director                   Vice President and Director,
P.O. Box 479                                                                    BelMar Advisors, Inc.
Sanibel, FL 33957                                                               (marketing firm).

William W. Jahnke(3)                  2-6-44         Director                   1/96 - Present
Jahnke & Associates                                                             Chairman, Financial Design
58 Camino del Diablo                                                            Education Corp.
Orinda, CA  94563                                                               3/93 - Present Principal, Jahnke &
                                                                                Associates (Consultants)
                                                                                6/83 - 3/93 Chairman, Board of
                                                                                Directors, Vestek Systems, Inc.

Donald C. Luchessa(3)                 2-18-30        Director                   Principal, DCL Advisory
DCL Advisory                                                                    (marketer for investment
4105 Shelter Bay Avenue                                                         advisors).
Mill Valley, CA 94941

David L. Egan(3)                      5-1-34         Director                   President, Fairfield Capital
Fairfield Capital Associates, Inc.                                              Associates, Inc.
1640 Sylvaner                                                                   Founding Partner of China Epicure,LLC
St. Helena, CA  94574                                                           and Palisades Trading Company, LLC.

Albert W. Kirschbaum(4)               8-17-38        Senior Vice President      Senior Vice President and
Fremont Investment Advisors, Inc.                                               Director, Fremont Investment
333 Market Street, 26th Floor                                                   Advisors, Inc.
San Francisco, CA  94105

Peter F. Landini(4)                   5-10-51        Senior Vice President,     Senior Vice President, COO and
Fremont Investment Advisors, Inc.                    Treasurer and Director     Director, Fremont Investment
333 Market Street, 26th Floor                                                   Advisors, Inc.
San Francisco, CA 94105                                                         Director, J.P. Morgan Securities,
                                                                                Asia

John Kosecoff                         10-29-51       Vice President             10/96 - Present
Fremont Investment Advisors, Inc.                                               Vice President, Fremont
333 Market Street, 26th Floor                                                   Investment Advisors,  Inc.
San Francisco, CA 94105                                                         12/93 - 9/96
                                                                                Senior Analyst and Portfolio
                                                                                Manager, RCM Capital Management
                                                                                11/92 - 12/93 Hedge Fund Analyst
                                                                                and Portfolio Manager, Omega Advisors
                                                                                10/90 - 11/92 Senior Consumer
                                                                                Sector Analyst, Lord Abbett & Co.

William M. Feeney                     3-27-56        Vice President             Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Norman Gee                            3-29-50        Vice President             Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Alexandra W. Kinchen(4)               4-25-45        Vice President             Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Andrew L. Pang(4)                     4-15-49        Vice President             Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Robert J. Haddick(4)                  2-26-60        Vice President             Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Tina Thomas                           8-7-49         Vice President,            6/96 - Present   Vice President, Secretary
Fremont Investment Advisors, Inc.                    Secretary, and             and Chief Compliance Officer,
333 Market Street, 26th Floor                        Chief Compliance Officer   Fremont Investment Advisors, Inc.
San Francisco, CA 94105                                                         9/88 - 5/96  Chief Compliance
                                                                                Officer and Vice President,
                                                                                Bailard, Biehl & Kaiser, Inc.;
                                                                                Treasurer, Bailard, Biehl &
                                                                                Kaiser International Fund Group,
                                                                                Inc. and Bailard, Biehl & Kaiser Fund Group;
                                                                                Principal, BB&K Fund Services, Inc.

Richard G. Thomas                     1-7-57         Senior Vice President      Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Gretchen Hollstein                    3-23-67        Vice President             Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors,  Inc.
333 Market Street, 26h Floor
San Francisco, CA 94105

Greg Hand                             10-9-61        Assistant Treasurer        Assistant Treasurer.
Fremont Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Allyn Hughes                          6-12-60        Vice President             Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Dean Boebinger                        11-21-55       Vice President             12/95 - Present
Fremont Investment Advisors, Inc.                                               National Sales Manager,
3000 Post Oak Blvd., Suite 100                                                  Fremont Investment
Houston, TX 77056                                                               Advisors, Inc.
                                                                                8/94 - 12/95 Regional Sales Manager
                                                                                3/92 - 7/94 Certified Financial
                                                                                Planner and Account Executive, GNA, Inc.

(1) Director who is an "interested person" of the Company due to his affiliation with the Company's investment manager.
(2)  Member of the Executive Committee.
(3)  Member of the Audit Committee and the Contracts Committee.
(4)  Member of the Fremont Investment Committee.

During the fiscal year ended October 31, 1997, Richard E. Holmes, William W. Jahnke, and David L. Egan each received $13,500 and Donald C. Luchessa received $12,000 for serving as directors of the Investment Company.


As of September 30, 1997, the officers and directors as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Investment Company.

INVESTMENT ADVISORY AND OTHER SERVICES
Management Agreement. The Advisor, in addition to providing investment management services, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical, and bookkeeping functions of the Investment Company, provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the offices of the Investment Company. The Advisor is responsible to pay sub-transfer agency fees when such entities are engaged in connection with share holdings in the Fund acquired by certain retirement plans.

For its services under the Investment Advisory Agreement (the "Advisory Agreement"), the Advisor is paid a monthly fee at the annual rate of 1.00% of the Fund's average net assets. The Fund will pay all of its own expenses not assumed by the Advisor, including, but not limited to, the following: custodian, stock transfer, and dividend disbursing fees and expenses; taxes and insurance; expenses of the issuance and redemption of shares of the Fund (including stock certificates, registration or qualification fees and expenses); legal and auditing expenses; and the costs of stationery and forms prepared exclusively for the Fund.

The allocation of general Investment Company expenses among its series is made on a basis that the directors deem fair and equitable, which may be based on the relative net assets of each series or the nature of the services performed and relative applicability to each series.

As noted in the Prospectus, the Advisor anticipates waiving its fees and reimbursing the Fund for other operating expenses in order to limit total operating expenses to 1.50% of average net assets. Any reductions made by the Advisor in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitation. The Advisor generally seeks reimbursement for the oldest reductions before payment by the Fund for fees and expenses for the current year. In considering approval of the Fund's Advisory Agreement, the Board of Directors specifically considered and approved the provision which permits the Advisor to seek reimbursement of any reduction made to its fees within the three-year period. The Advisor's ability
to  request   reimbursement  is  subject  to  various  conditions.   First,  any
reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with the 1.50% limitation on annual operating expenses. Second, the
                                       16
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Advisor must specifically request the reimbursement from the Board of Directors.
Third, the Board of Directors must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the
time  such   reimbursement   is   requested.   Because   of  these   substantial
contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Advisor intends to seek such reimbursement and that the Board of Directors has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The directors of the Advisor are David L. Redo, Vincent P. Kuhn, Jr., Jon S. Higgins, Peter F. Landini, Michael H. Kosich and Albert W. Kirschbaum.

The Advisory Agreement with respect to the Fund may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of directors who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement also provides that either party thereto has the right with respect to the Fund to terminate it without penalty upon sixty (60) days' written notice to the other party, and that the Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The Advisor's employees may engage in personal securities transactions. However, the Investment Company and the Advisor have adopted a Code of Ethics for the purpose of establishing standards of conduct for the Advisor's employees with respect to such transactions. The Code of Ethics includes some broad prohibitions against fraudulent conduct, and also includes specific rules, restrictions, and reporting obligations with respect to personal securities transactions of the Advisor's employees. Generally, each employee is required to obtain prior approval from the Advisor's compliance officer in order to purchase or sell a security for the employee's own account. Purchases or sales of securities which are not eligible for purchase or sale by the Fund or any other client of the Advisor are exempted from the prior approval requirement, as are certain other transactions which the Advisor believes present no potential conflict of interest. The Advisor's employees are also required to file with the Advisor quarterly reports of their personal securities transactions.

The Sub-Advisor. The Advisory Agreement authorizes the Advisor, at its option and at its sole expense, to appoint a Sub-Advisor, which may assume all or a portion of the responsibilities and obligations of the Advisor pursuant to the Advisory Agreement as shall be delegated to the Sub-Advisor. Any appointment of a Sub-Advisor and assumption of responsibilities and obligations of the Advisor by such Sub-Advisor is subject to approval by the Board of Directors and, if required by the law, the shareholders of the Fund. Pursuant to this authority,Kensington Investment Group (the "Sub-Advisor") serves as the Fund's Sub-Advisor. The Sub-Advisor is overseen by the members of the Fremont Investment Committee. See "Investment Company Directors and Officers."

The current Portfolio Management Agreement provides that the Sub-Advisor agrees to manage the investment of the Fund's assets, subject to the applicable provisions of the Investment Company's Articles of Incorporation, Bylaws and current registration statement (including, but not limited to, the investment objective, policies, and restrictions delineated in the Fund's current Prospectus and Statement of Additional Information), as interpreted from time to time by the Board of Directors. For its services under the Portfolio Management Agreement, the Advisor has agreed to pay the Sub-Advisor a monthly fee equal to the annual rate of .50% of the Fund's average net assets. Both the Advisor and the Sub-Advisor will waive their fees for the first six months, and will then continue to waive fees until the earlier of December 31, 1998 or until assets in the Fund reach $25 million.

The Portfolio Management Agreement for the Fund continues in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board of Directors of the Investment Company or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the directors of the Investment Company who are not parties to the Agreement or interested persons of the Advisor or the Sub-Advisor or the Investment Company. The Agreement may be terminated at any time without the payment of any penalty, by the Board of Directors of the Investment Company or by the vote of a majority of the outstanding voting shares of the Fund, or by the Sub-Advisor or the Advisor, upon 30 days' written notice to the other party. Additionally, the Agreement automatically terminates in the event of its assignment.

Principal Underwriter. The Fund's principal underwriter is First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (the "Distributor"). The Distributor is engaged on a non-exclusive basis to assist in the distribution of shares in various jurisdictions. The Distributor receives compensation from the Advisor and is not paid either directly or indirectly by the Investment Company. The Distributor will receive compensation of $50,000 from the Advisor with respect to the fiscal year ended October 31, 1998 for services as Distributor.

Transfer Agent. State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, serves as Transfer and Dividend Disbursing Agent and shareholder service agent. The Transfer Agent is not involved in determining investment policies of the Fund or its portfolio securities transactions. Its services do not protect shareholders against possible depreciation of their assets. The fees of State Street Bank and Trust Company are paid by the Fund and thus borne by the Fund's shareholders. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City ("United Missouri Bank") through which all payments for the funds will be processed.

Administrator. The Advisor has retained Investment Company Administration Corporation (the "Administrator"), with offices at 2025 East Financial Way, Suite 101, Glendora, California 91741. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Directors; prepare and/or supervise the preparation and filing of securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's notice filings to sell shares in all states where the Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of materials required to be sent to shareholders; and perform such additional services as may be agreed upon by the Advisor and the Administrator. For its services, the Advisor (not the Fund) pays the Administrator an annual fee equal to 0.02% of the first $1 billion of the Investment Company's average daily net assets, 0.015% thereafter, subject to a minimum annual fee of $20,000 per fund.

PLAN OF DISTRIBUTION

As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to compensate the Advisor for expenses incurred in the distribution and promotion of the Fund's shares, including, but not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing, and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Plan expressly permits payments in any fiscal year up to a maximum of .25% of the average daily net assets of the Fund. It is possible that the Advisor could receive compensation under the Plan that exceeds the Advisor's costs and related distribution expenses, thus resulting in a profit to the Advisor.

Agreements implementing the Plan (the "Implementation Agreements") are in writing and have been approved by the Board of Directors. All payments made pursuant to the Plan are made in accordance with written agreements and are reviewed by the Board of Directors at least quarterly.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Investment Company's Board of Directors and by a vote of the Directors who are not interested persons of the Investment Company and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Directors") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Directors or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Directors or by a vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Investment Company's Board of Directors and by a vote of the Independent Directors.

In approving the Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Directors believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification, and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Directors make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, the costs to and expenses incurred by the Advisor pursuant to the Plan and the purposes underlying such cash and expenditures must be reported quarterly to the Board of Directors for its review. In addition, the selection and nomination of those Directors who are not interested persons of the Investment Company are committed to the discretion of the Independent Directors during such period.

Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Investment Company believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Investment Company believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

EXECUTION OF PORTFOLIO TRANSACTIONS

There are occasions on which portfolio transactions for the Fund may be executed as part of concurrent authorizations to purchase or sell the same security for other accounts served by the Advisor or Sub-Advisor, including other series of the Investment Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they will be effected only when the Advisor or Sub-Advisor believes that to do so will be in the best interest of the Fund. When such concurrent authorizations occur, the objective will be to allocate the executions in a manner which is deemed equitable to the accounts involved, including the Fund and the other series of the Investment Company.

The Fund contemplates purchasing foreign equity securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Fixed commissions on foreign stock transactions are generally higher than negotiated commissions on United States transactions, although the Fund will endeavor to achieve the best net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of American Depository Receipts ("ADRs") or similar instruments. ADRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The government securities issued by the United States and other countries and money market securities in which the Fund may invest are generally traded in the over-the-counter markets.

Subject to the requirement of seeking the best available prices and executions, the Advisor or Sub-Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and executions, give preference to broker-dealers who have provided investment research, statistical, and other related services to the Advisor or Sub-Advisor for the benefit of the Fund and/or other accounts served by the Advisor or Sub-Advisor. Such preferences would only be afforded to a broker-dealer if the Advisor or Sub-Advisor determines that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by that broker-dealer and only to a broker-dealer acting as agent and not as principal. The Advisor is of the opinion that, while such information is useful in varying degrees, it is of indeterminable value and does not reduce the expenses of the Advisor in managing the Fund's portfolio.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Directors, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor, or an affiliated person of such person.

HOW TO INVEST

Price of Shares. The price to be paid by an investor for shares of the Fund, the public offering price, is based on the net asset value per share which is calculated once daily as of the earlier of 4:00 p.m. Eastern time or the close of business of the New York Stock Exchange. The New York Stock Exchange is currently closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, and Christmas Day; and (ii) the preceding Friday when any one of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday.

The Fund will calculate its net asset value and complete orders to purchase, exchange, or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). The Fund's portfolio securities may from time to time be listed on foreign stock exchanges or otherwise traded on foreign markets which may trade on other days (such as Saturday). As a result, the net asset value of the Fund may be significantly affected by such trading on days when a shareholder has no access to the Fund. See also in the Prospectus at "General Investment Policies - Special Considerations in International Investing," "Calculation of Net Asset Value and Public Offering Price," "How to Invest," "How to Redeem Shares," and "Shareholder Account Services and Privileges - Exchanges Between Funds."

1. Fixed-income obligations with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. However, in circumstances where the Advisor deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The Fund amortizes to maturity all securities with 60 days or less remaining to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Where market quotations are not readily available, securities are valued at fair value pursuant to methods approved by the Board of Directors.

2. Equity securities, including ADRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

3. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, European or Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

4. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Advisor.

5. The Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained.


6. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

OTHER INVESTMENT AND REDEMPTION SERVICES

The Open Account. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment, redemption, or distribution (dividend or capital gain), the shareholder will receive from the Sub-Transfer Agent a confirmation statement showing the current transaction in the shareholder account, along with a summary of the status of the account as of the transaction date.

Payment and Terms of Offering. Payment of shares purchased should accompany the purchase order, or funds should be wired to the Sub-Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars and be made payable to the appropriate Fremont Fund. Third party checks, credit cards, and cash will not be accepted.

As a condition of this offering, if an order to purchase shares is cancelled due to nonpayment (for example, because of a check returned for "not sufficient funds"), the person who made the order will be responsible for reimbursing the Advisor for any loss incurred by reason of such cancellation. If such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in the shareholder's account for the then-current net asset value per share to reimburse the Fund for the loss incurred. Such loss shall be the difference between the net asset value of the Fund on the date of purchase and the net asset value on the date of cancellation of the purchase. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Investment Company reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Investment Company until it has been confirmed in writing by the Sub-Transfer Agent (or other arrangements made with the Investment Company, in the case of orders utilizing wire transfer of funds) and payment has been received. To protect existing shareholders, the Investment Company reserves the right to reject any offer for a purchase of shares by any individual.

Redemption in Kind. The Investment Company may elect to redeem shares in assets other than cash but must pay in cash all redemptions with respect to any shareholder during any 90-day period in an amount equal to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period.

Suspension of Redemption Privileges. The Investment Company may suspend redemption privileges with respect to the Fund or postpone the date of payment for more than seven calendar days after the redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Investment Company to dispose of securities owned by it or to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

TAXES - MUTUAL FUNDS


Status as a "Regulated Investment Company." The Fund will be treated under the Code as a separate entity, and the Fund intends to qualify and elect, and to continue to qualify, to be treated as a separate "regulated investment company" under Subchapter M of the Code. To qualify for the tax treatment afforded a regulated investment company under the Code, the Fund must annually distribute at least 90% of the sum of its investment company taxable income (generally net investment income and certain short-term capital gains) and its tax-exempt interest income (if any) and meet certain diversification of assets and other requirements of the Code. If the Fund qualifies for such tax treatment, it will not be subject to federal income tax on the part of its investment company taxable income and its net capital gain which it distributes to shareholders. To meet the requirements of the Code, the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or currencies;
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Income and gain from investing in gold or other commodities will not qualify in meeting the 90% gross income test.

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but which may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REITs residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Even though the Fund intends to qualify as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 of such year, and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The Fund intends to meet these distribution requirements to avoid the excise tax liability. It is possible that the Fund will not receive cash distributions from the real estate investment trusts ("REITSs") in which it invests in sufficient time to allow the Fund to satisfy its won distribution requirements using these REIT distributions.
Accordingly, the Fund might be required to generate cash to make its own distributions, which may cause the Fund to sell securities at a time not otherwise advantageous to do so, or to borrow money to fund a distribution.


If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.


Distributions of Net Investment Income. Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income. Shareholders will be taxed for federal income tax purposes on dividends from the Fund in the same manner whether such dividends are received as shares or in cash. If the Fund does not receive any dividend income from U.S. corporations which are not REITs, dividends from the Fund will not be eligible for the dividends received deduction allowed to corporations. To the extent that dividends received by the Fund would qualify for the dividends received deduction available to corporations, the Fund must designate in a written notice to shareholders the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends received deduction, a corporate shareholder must hold the Fund's shares paying the dividends, upon which a dividend received deduction would be based, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend without protection from risk of loss. Similar requirements apply to the Fund with respect to each qualifying dividend the Fund receives.

Net Capital Gains. Any distributions designated as being made from the Fund's net capital gains will be taxable as long-term capital gains or mid-term capital gains, as the case may be, regardless of the holding period of the shareholders of the Fund's shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Shareholders are advised to consult their tax advisors regarding application of these rules to their particular circumstances. If certain eligibility requirements are met, a REIT may be eligible to retain long-term and mid-term capital gains, pay tax thereon and pass through to shareholders that amount as a tax credit. It is not clear whether the Fund would be eligible under such circumstances to pass through that credit to its shareholders. In the event that the Fund owns shares in a REIT which makes such an election, the Fund will determine the course of action it deems appropriate.


Capital loss carryforwards result when the Fund has net capital losses during a tax year. These are carried over to subsequent years and may reduce distributions of realized gains in those years. Unused capital loss carryforwards expire in eight years. Until such capital loss carryforwards are offset or expire, it is unlikely that the Board of Directors will authorize a distribution of any net realized gains.

Non-U.S. Shareholders. Under the Code, distributions of net investment income by the Fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. tax withholding (at a 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term or mid-term capital gains or any gains arising from the redemption of shares are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

In some circumstances, a mutual fund such as the Fund investing significantly in REITs may be required to withhold 10% of redemption proceeds realized by a non-U.S. shareholder in the Fund. It is not currently anticipated that the Fund's non-U.S. shareholders will be subject to this special withholding requirement with respect to their investment in the Fund, but the possibility that such withholding might be required in the future cannot be completely eliminated. If at least 50% of the value of the Fund is represented by shares of REITs that are "domestically controlled" within the meaning of the Code, or is represented by shares of classes of REIT stock that (i) represent not more than 5% of such classes, and (ii) are "regularly traded on an established securities market" within the meaning of the Code, a non-U.S. shareholder should not be subject to this special withholding tax (which is imposed under the Foreign Investment in Real Property Tax Act ("FIRPTA")) with respect to gain arising from the redemption of Fund shares. Such income generally will not be subject to federal income tax unless the income is effectively connected with a trade or business of the non-U.S. shareholder in the United States.

Other Information. The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, futures contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency transactions. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. See also "Investment Objective, Policies, and Risk Considerations" in this Statement of Additional Information.


Any loss realized on redemption or exchange of the Fund's shares will be disallowed to the extent shares are reacquired within the 61 day period beginning 30 days before and ending 30 days after the shares are redeemed or exchanged.

Under the Code, the Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year. The Fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not anticipated that shareholders will be entitled to a foreign tax credit or deduction for such foreign taxes.

The foregoing is a general abbreviated summary of present United States federal income taxes on dividends and distributions by the Fund. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state, and local taxes applicable to dividends and distributions received.

ADDITIONAL INFORMATION

Custodian. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, acts as Custodian for the Investment Company's assets, and as such safekeeps the Fund's portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Investment Company's request, and maintains records in connection with its duties.

Independent Auditors; Financial Statements. The Investment Company's independent auditors are Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns, and consult with the Investment Company as to matters of accounting, regulatory filings, and federal and state income taxation.

Legal Opinions. The validity of the shares of common stock offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104. In addition to acting as counsel to the Investment Company, Paul, Hastings, Janofsky & Walker LLP has acted and may continue to act as counsel to the Advisor and its affiliates in various matters.

Use of Name. The Advisor has granted the Investment Company the right to use the "Fremont" name and has reserved the rights to withdraw its consent to the use of such name by the Investment Company at any time, or to grant the use of such name to any other company, and the Investment Company has granted the Advisor, under certain conditions, the use of any other name it might assume in the future, with respect to any other investment company sponsored by the Advisor.

Shareholder Voting Rights. The Investment Company currently issues shares in twelve series and may establish additional classes or series of shares in the future. When more than one class or series of shares is outstanding, shares of all classes and series will vote together for a single set of directors, and on other matters affecting the entire Investment Company, with each share entitled to a single vote. On matters affecting only one class or series, only the shareholders of that class or series shall be entitled to vote. On matters relating to more than one class or series but affecting the classes and series differently, separate votes by class and series are required. Shareholders holding 10% of the shares of the Investment Company may call a special meeting of shareholders.

Liability of Directors and Officers. The Articles of Incorporation of the Investment Company provide that, subject to the provisions of the 1940 Act, to the fullest extent permitted under Maryland law, no officer or director of the Investment Company may be held personally liable to the Investment Company or its shareholders.

Other Investment Information. The Advisor directs the management of over $4.7 billion of assets and internally manages over $1.9 billion of assets for retirement plans, foundations, private portfolios, and mutual funds. The Advisor's philosophy is to apply a long-term approach to investing that balances risk and return potential.


Historical annual returns of various market indices may be used to present comparisons of the Fund's return to the returns of various asset classes as follows:

(1)  U.S. Stocks: Standard & Poor's 500 Index;

(2)  Foreign Stocks: Morgan Stanley Europe, Australia and Far East (EAFE) Index;

(3) Intermediate U.S. Bonds: Lehman Brothers Intermediate Government/Corporate Bond Index;

(4)  Foreign Bonds: Salomon Brothers Non-U.S. Dollar Bond Index; and

(5)  Money  Market  Securities:  1980-1986,  90 day  U.S.  Treasury  Bill  rate:
     1987-1992 Donoghue First Tier Money Market Fund Average.

(6) The National Association of Real Estate Investment Trusts' ("NAREIT") Equity REIT Index.

The total returns for the above indices for the years 1980 through 1996 are as follows (source: Fremont Investment Advisors, Inc.):


                                                             Money
         U.S.      Foreign     Intermediate     Foreign      Market
        Stocks     Stocks       U.S. Bonds       Bonds     Securities    NAREIT
        ------     ------       ----------       -----     ----------    ------
1980     32.4%      24.4%          6.4%          14.2%       11.8%       28.02%
1981     -5.0%      -1.0%         10.5%          -4.6%       16.1%        8.58%
1982     21.3%      -0.9%         26.1%          11.9%       10.7%       31.64%
1983     22.3%      24.6%          8.6%           4.4%        8.6%       25.47%
1984      6.3%       7.9%         14.4%          -1.9%       10.0%       14.82%
1985     31.8%      56.7%         18.1%          35.0%        7.5%        5.92%
1986     18.7%      70.0%         13.1%          31.4%        5.9%       19.18%
1987      5.1%      24.9%          3.7%          35.2%        6.0%      -10.67%
1988     16.8%      28.8%          6.7%           2.4%        6.9%       11.36%
1989     31.4%      11.1%         12.8%          -3.4%        8.5%       -1.81%
1990     -3.2%     -23.0%          9.2%          15.3%        7.5%      -17.35%
1991     30.6%      12.9%         14.6%          16.2%        5.5%       35.68%
1992      7.7%     -11.5%          7.2%           4.8%        3.3%       12.18%
1993     10.0%      33.3%          8.8%          15.1%        2.6%       18.55%
1994      1.3%       8.1%         -1.9%           6.0%        3.6%        0.81%
1995     37.5%      11.2%         15.3%          19.6%        5.3%       18.31%
1996     23.0%       6.1%          4.1%           4.5%        4.8%       35.75%


The Fund is best suited as a long-term investment. While it offers higher potential total returns than certificates of deposit or money market funds, it involves added return volatility or risk. The prospective investor must weigh this potential for higher return against the associated higher risk.


The Investment Company offers shares in twelve additional series under separate Prospectuses and Statements of Additional Information.


INVESTMENT RESULTS

The Investment Company may from time to time include information on the investment results of the Fund in advertisements or in reports furnished to current or prospective shareholders.

The average annual rate of return ("T") for a given period is computed by using the redeemable value at the end of the period ("ERV") of a hypothetical initial investment of $1,000 ("P") over the period in years ("n") according to the following formula as required by the SEC:

                  P(1+T)n = ERV

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and (2) a complete redemption at the end of any period illustrated. The Fund will calculate total return for one, five, and ten-year periods after such a period has elapsed, and may calculate total returns for other periods as well. In addition, the Fund will provide lifetime average annual total return figures.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that current or past total return should not be considered representations of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

The Investment Company may from time to time compare the investment results of the Fund with, or refer to, the following:

(1) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During certain periods, the maximum rates paid on some savings deposits were fixed by law.

(2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

(3) Statistics reported by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives, and assets.

(4) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 large publicly traded U.S. common stocks.

(5)  Dow Jones Industrial Average.

(6)  CNBC/Financial News Composite Index.

(7) Russell 1000 Index, which reflects the common stock price changes of the 1,000 largest publicly traded U.S. companies by market capitalization.

(8) Russell 2000 Index, which reflects the common stock price changes of the 2,000 largest publicly traded U.S. companies by market capitalization.

(9) Russell 3000 Index, which reflects the common stock price changes of the 3,000 largest publicly traded U.S. companies by market capitalization.

(10) Wilshire 5000  Index,   which  reflects  the   investment   return  of  the
     approximately 5,000 publicly traded securities for which daily pricing is available, weighted by market capitalization, excluding income.

(11) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate, and mortgage-backed fixed income securities.

(12) Wilshire Associates, an on-line database for international financial and economic data including performance measures for a wide variety of securities.

(13) Morgan Stanley Europe, Australia and Far East (EAFE) Index, which is composed of foreign stocks.

(14) IFC Emerging Markets Investables Indices, which measure stock market performance in various developing countries around the world.

(15) Salomon Brothers World Bond Index, which is composed of domestic and foreign corporate and government fixed income securities.

(16) Lehman Brothers Government/Corporate Bond Index, which is a widely used index composed of investment quality U.S. government and corporate fixed income securities.

(17) Lehman Brothers Government/Corporate Intermediate Bond Index, which is a widely used index composed of investment quality U.S. government and corporate fixed income securities with maturities between one and ten years.

(18) Salomon Brothers World Government Bond Index, which is a widely used index composed of U.S. and non- U.S. government fixed income securities of the major countries of the World.

(19) 90-day U.S. Treasury Bills Index, which is a measure of the performance of constant maturity 90-day U.S. Treasury Bills.

(20) Donoghue First Tier Money Fund Average, which is an average of the 30-day yield of approximately 250 major domestic money market funds.

(21) Salomon Brothers Non-U.S. World Government Bond Index, which is the World Government Bond index excluding its U.S. market component.

(22) Salomon Brothers Non-Dollar Bond Index, which is composed of foreign corporate and government fixed income securities.

(23) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

(24) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

(25) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

(26) Datastream and Worldscope, which is an on-line database retrieval service for information including but not limited to international financial and economic data.

(27) International Financial Statistics, which is produced by the International Monetary Fund.

(28) Various publications and annual reports such as the World Development Report, produced by the World Bank and its affiliates.

(29) Various publications from the International Bank for Reconstruction and Development/The World Bank.

(30) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, and Standard Poor's Ratings Group.

(31) Various publications from the Organization for Economic Cooperation and Development. Indices prepared by the research departments of such financial organizations as the Sub-Advisor of the Funds; J.P. Morgan; Lehman Brothers; S.G. Warburg; Jardine Fleming; the Asian Development Bank; Bloomberg, L.P.; Morningstar, Inc; Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Morgan Stanley; Bear Stearns & Co., Inc.; Prudential Securities, Inc.; Smith Barney Inc.; and Ibbottson Associates of Chicago, Illinois ("Ibbottson") may be used, as well as information provided by the Federal Reserve and the respective central banks of various countries.

The Investment Company may use performance rankings and ratings reported periodically in national financial publications such as, but not limited to, Money Magazine, Forbes, The Wall Street Journal, Investor's Business Daily, Fortune, Smart Money, Business Week, and Barron's.

The Advisor believes the Fund is an appropriate investment for long-term investment goals including, but not limited to, funding retirement, paying for education, or purchasing a house. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

From time to time, the Investment Company may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all Fremont Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Savings, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

The Investment Company may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, the Investment Company may describe general principles of investing, such as asset allocation, diversification, and risk tolerance. Ibbottson provides historical returns of capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

The Investment Company may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, the Advisor may reference or discuss its products and services, which may include retirement investing, the effects of dollar-cost averaging, and saving for college or a home. In addition, the Advisor may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its NASDAQ symbol, CUSIP number, and its current portfolio management team. From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of Fremont Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation, and R2 in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if a fixed number of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the Fund through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these accounts and plans which include the following:

Individual Retirement Accounts (IRAs): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year after you become 70 1/2, or thereafter.

Rollover IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAs and SIMPLE IRAs: Simplified employee pension (SEP) plans and SIMPLE plans provide employers and self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

Profit sharing (including 401(k) and money purchase pension plans): Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

The Advisor may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and the Advisor will quote certain information including, but not limited to, data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources the Advisor deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation, and Datastream.

2) Stock market trading volume: Morgan Stanley Capital International World Indices, and International Finance Corporation.

3) The number of listed companies: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates, and Salomon Brothers, Inc.

6) Stock market performance: Morgan Stanley Capital International World Indices, International Finance Corporation, and Datastream.

7) The Consumer Price Index and inflation rate: The World Bank, Datastream, and International Finance Corporation.

8)   Gross Domestic Product (GDP): Datastream and The World Bank.

9) GDP growth rate: International Finance Corporation, The World Bank, and Datastream.

10)  Population: The World Bank, Datastream, and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream, and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank, and Datastream.

14) Top three companies by country, industry, or market: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand, and growth in demand of certain products, services, and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services, and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg, and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18)  Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds - credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20)  Dividend for U.S. and non-U.S. companies: Bloomberg.

In advertising and sales materials, the Advisor may make reference to or discuss its products, services, and accomplishments. Such accomplishments do not provide any assurance that the Fund's investment objective will be achieved.

                           FREMONT INVESTMENT ADVISORS

                              Innovative Investment
                                 Management and
                                Advisory Services













                     A subsidiary of Fremont Investors, Inc.

                                THE FREMONT GROUP

      The Fremont Group manages over $6 billion in four key business areas.


     Fremont  Investment  Advisors,  Inc.  (FIA),  is a  subsidiary  of  Fremont
Investments, Inc., which is affiliated with The Fremont Group. Fremont Investors, Inc. employs over 200 professionals in offices throughout the United States and manages over $6 billion in four key business areas.


     Direct   Investments  -  Fremont  holds  significant  equity  positions  in companies from a broad range of industries including:

               o Crown Pacific -- timber/lumber

               o Petro Shopping Centers -- full-service truck stops

               o Trinity Ventures -- venture capital

Real Estate - Fremont Properties, Inc., a subsidiary of Fremont Investors, Inc. acquires and develops commercial, retail and industrial real estate. Fremont Properties also manages over 6 million square feet of real estate in 29 properties across the U.S.

Energy - Activities of The Fremont Group's energy affiliate, Fremont Energy L.P., include oil and natural gas exploration and development

Securities  Management  - Through its  affiliated  company,  Fremont  Investment
Advisors, The Fremont Group manages over $4.7 billion in global investment portfolios.

                           FREMONT INVESTMENT ADVISORS

   Fremont Investment Advisors provides investment management services to both institutional and individual clients.


         Originally organized to manage the marketable securities of Bechtel, Fremont Investment Advisors' professional staff operated for many years within Bechtel's treasury area. In 1986, FIA became a separate organization.

         FIA is a registered investment advisor which provides investment management and advisory services to a variety of clients including:

         -- defined benefit plans

         -- defined contribution plans

         -- foundations and trusts

         -- high net worth individuals

         Major clients include the Bechtel Retirement Plan which has over 15,000 participants and was recently rated as one of the ten best corporate retirement plans in the U.S. by Worth Magazine.




                              FREMONT MUTUAL FUNDS

     The Fremont Funds offer investors eleven no-load mutual funds in a wide variety of investment areas.

Fremont Investment Advisors formed the Fremont Mutual Funds in 1988 in response to retiring Bechtel employees who were taking their retirement savings out of the Bechtel Retirement Plan. These employees were looking for low cost mutual fund options for their personal investments and retirement plan distributions.

         The Fremont Family of Funds includes eleven no-load mutual funds in a variety of investment disciplines. From conservative bond and money market funds to aggressive U.S. micro-cap and international small cap stock funds, Fremont Mutual Funds offer investors a full range of investment options.

                        INNOVATIVE INVESTMENT MANAGEMENT

         Fremont Investment Advisors utilizes both internal and external investment management expertise.



         Fremont Investment Advisors is innovative in its approach to investment management. By combining the talents of both internal and external investment managers, FIA offers the highest quality management in each investment discipline.

         This  "hybrid"   approach  allows  FIA  to  concentrate   resources  in
investment areas where its investment professionals excel. These areas include global asset allocation, economic analysis and the municipal bond market.

         For other specialty investment disciplines, FIA selects external or "outside" managers with excellent long-term performance track records within the institutional marketplace. This close partnership provides smaller institutional and individual investors with access to the investment management expertise usually reserved only for the largest institutional investors.

                FIA's current team of external managers includes:

                         International Stock Investments
                           --Acadian Asset Management

             --Nicholas Applegate Capital Management (Hong Kong) LLC

                                Bond Investments
                     --Pacific Investment Management Company
                                     (PIMCO)

                   -- U.S. Micro-Cap and Small Cap Investment
                           Kern Capital Management LLC
                                      (KCM)




            For more information about Fremont or the Fremont Funds,
                       please call 800-548-4539 (press 1).

                                THE FREMONT GROUP
                                  ORGANIZATION
                           |      |       |       |
                           |      |       |       |
                           |      |       |       |
       Direct Investments         |       |       |
                                  |       |       |
                           Real Estate    |       |
                                          |       |
                                     Energy       |
                                                  |
                              Securities Management
                                                  |
                                                  |
                                               Fremont           Fremont
                                               Investment --     Mutual
                                               Advisors          Funds

                       APPENDIX A: DESCRIPTION OF RATINGS

Description of Commercial Paper Ratings:

Moody's Investors Service, Inc. employs the designation "Prime-1" to indicate commercial paper having the highest capacity for timely repayment.

Issuers rated Prime-1 "have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity."

Standard & Poor's Ratings Group's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - "This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation."

Fitch Investors Services, Inc.'s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ - "Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment."

F-1 - "Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+."

Duff & Phelps Credit Rating Co. employs the designation "D-1" to indicate high-grade short-term debt.

D-1+ - "Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources or funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations."
                                   Appendix-1

D-1 - "Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor."

D-1- - "High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small."

IBCA Limited's short-term ratings range from "A1" for the highest quality obligation to "C" for the lowest.

A1 - "Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of 'A1+' is assigned."

Thomson BankWatch assigns short-term debt ratings ranging from "TBW-1" to "TBW-4." Important factors that may influence its assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure.

TBW-1 - "The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis."

Description of Bond Ratings:

Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." The ratings from "Aa" through "B" may be modified by the addition of 1, 2 or 3 to show relative standing within the major rating categories. Investment ratings are as follows:

Aaa - Best quality. These securities "carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

Aa - High quality by all standards. "They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

A - Upper medium grade obligations. These bonds possess many favorable investment attributes. "Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."
                                   Appendix-2

Baa - Medium grade obligations. "Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

Standard & Poor's Ratings Group rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - Highest rating. "Capacity to pay interest and repay principal is extremely strong."

AA - High grade. "Very strong capacity to pay interest and repay principal."

A - "Strong capacity to pay interest and repay principal," although "somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories."

BBB - "Adequate capacity to pay interest and repay principal." These bonds normally exhibit adequate protection parameters, but "adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

Fitch Investors Services, Inc. rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings from "AA" through "C" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events."

AA - "Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds are rated 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'."

A - "Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings."
                                   Appendix-3

BBB - "Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings."

Duff & Phelps Credit Rating Co. rates the long-term debt securities of various entities in categories ranging from "AAA" to "DD." The ratings from "AA" through "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt."

AA - "High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions."

A - "Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress."

BBB - "Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles."

IBCA Limited rates the long-term debt securities of various entities in categories ranging from "AAA" to "C." The ratings below "AAA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially."

AA - "Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly."

A - "Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk."
                                   Appendix-4

BBB - "Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories."

Thomson BankWatch rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

A - " Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

BBB - "The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."
                                   Appendix-5

                           FREMONT MUTUAL FUNDS, INC.


                               Fremont Select Fund


















                                                               December 31, 1997

                                TABLE OF CONTENTS


Item                                                                 Page No.

Summary of Fees and Expenses.........................................

The Advisor and the Fund.............................................

Investment Objective, Policies,
and Risk Considerations..............................................

General Investment Policies..........................................

Investment Results...................................................

How to Invest........................................................

Shareholder Account Services and Privileges..........................

How to Redeem Shares.................................................

Retirement Plans.....................................................

Dividends, Distributions,
and Federal Income Taxation..........................................

Plan of Distribution.................................................

Calculation of Net Asset Value and
Public Offering Price................................................

Execution of Portfolio Transactions..................................

General Information..................................................

Telephone Numbers and Addresses......................................
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                                   PROSPECTUS



FREMONT MUTUAL FUNDS, INC. is an open-end investment company which under this Prospectus is offering shares in the FREMONT SELECT FUND (the "Fund").

FREMONT SELECT FUND seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium capitalization U.S. companies.


There can be no assurance that the Fund will achieve its investment objective. The Fund is a non-diversified fund as defined by the Investment Company Act of 1940 (the "1940 Act").


Shares of the Fund are offered without a sales charge.

This Prospectus, which should be retained for future reference, sets forth concisely the information an investor should know before investing. Should more detailed information be desired, a Statement of Additional Information, which is incorporated by reference into this Prospectus, is available without charge by calling toll-free 800-548-4539 (press 1) or by writing to Fremont Mutual Funds, Inc., 50 Beale Street, Suite 100, San Francisco, California 94105.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is December 31, 1997.


FOR FURTHER INFORMATION OR TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, CALL 800-548-4539.
                                        1
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                          SUMMARY OF FEES AND EXPENSES


RETAIL SHARES
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                     None
Maximum Sales Load Imposed on Reinvested
      Dividends                                             None
Deferred Sales Load                                         None
Redemption Fees(a)                                          None
Exchange Fee                                                None

Annual Fund Operating Expenses (as a percentage of average net assets)(b)

Management Fee                                             1.00%
12b-1 Expenses(c)                                           .25%
Other Expenses after Reimbursement                          .15%
Total Fund Operating Expenses                              1.40%






Example: You would pay the following total expenses on a $1,000 investment in the Fund, assuming

(1) a 5% annual return and
(2) redemption at the end of each time period:

    1 Year         $15
    3 Years        $46

    THIS EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES OR ANNUAL RETURNS. ACTUAL EXPENSES AND ANNUAL RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

    The purpose of the above table is to give you information and assistance in understanding the various costs and expenses of the Fund that an investor may bear directly or indirectly. Other expenses include, but are not limited to, transfer agent fees paid to Fremont Investment Advisors, Inc.; custody, legal and audit fees; costs of registration of Fund shares under applicable laws; and costs of printing and distributing reports to shareholders. The percentages expressing annual fund operating expenses of the Fund are based on estimated expenses for the current fiscal year.

    See "The Advisor and the Fund."

(a) A wire transfer fee is charged by the Transfer Agent in the case of redemptions made by wire. Such fee is subject to change and is currently $10. See "How to Redeem Shares."

(b) The Advisor has agreed to limit the Fund's total operating expenses to 1.40% of average daily net assets. The Fund may reimburse the Advisor for any reductions in the Advisor's fees during the three years following that reduction if such reimbursement is requested by the Advisor, if such reimbursement can be achieved within the foregoing expense limit, and if the Board of Directors approves the reimbursement at the time of the request as consistent with the best interests of the Fund. The Advisor generally seeks to reimburse the oldest reductions and waivers before payment of fees and expenses for the current year. Absent reimbursements of expenses by the Advisor, other expenses and total operating expenses are estimated to be .63% and 1.88%, respectively.

(c) 12b-1 fees may be paid to financial intermediaries for services provided through sales program(s). Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges
                                        2
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permitted by the rules of the National  Association of Securities  Dealers.  For
more information on 12b-1 fees, see "Plan of Distribution."

THE ADVISOR AND THE FUND


Fremont Mutual Funds, Inc. (the "Investment Company") is an open-end investment company which under this Prospectus is offering shares in the Fremont Select Fund (the "Fund"). The Investment Company has other series offered under different prospectuses, and the Board of Directors of the Investment Company is permitted to create additional series at any time. The Fund has its own investment objective and policies and operates as a separate mutual fund.


The management of the business and affairs of the Investment Company is the responsibility of the Board of Directors. Fremont Investment Advisors, Inc. (the "Advisor") provides the Fund with investment management under an Investment Advisory Agreement (the "Advisory Agreement") with the Investment Company. The Advisory Agreement provides that the Advisor shall furnish advice to the Fund with respect to its investments and shall, to the extent authorized by the Board of Directors, determine what securities shall be purchased or sold by the Fund. The Advisor's Investment Committee oversees the portfolio management of the Fund.

The professional staff of the Advisor has offered professional investment management services regarding asset allocation in connection with securities portfolios to the Bechtel Trust and Thrift Plan and the Bechtel Foundation since 1978 and to Fremont Investors, Inc. (formerly Fremont Group, Inc.) since 1987. The Advisor also provides investment advisory services regarding asset allocation, investment manager selection and portfolio diversification to a number of large Bechtel-related investors. The Investment Company is one of its clients.


As compensation for its services to the Fund, the Advisor receives from the Fund an advisory fee, computed daily and paid monthly, of 1.00% per annum of the Fund's average net assets. This advisory fee is higher than for most mutual funds. The Fund also pays the Advisor a 12b-1 fee of 0.25% per annum, subject to the terms of a plan of distribution, more fully described in "Plan of Distribution." In addition to the fees described above, the Fund pays its own operating expenses including, but not limited to: taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Directors who are not interested persons of the Advisor; costs and expenses of calculating daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the 1940 Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares under federal and applicable state securities laws; all costs associated with shareholders' meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Advisor of its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and non-recurring expenses that are not expressly assumed by the Advisor.


The Advisor anticipates waiving fees and reimbursing the Fund for other operating expenses in order to limit total operating expenses to 1.40% of average daily net assets. To the extent management fees are waived and/or other expenses are reimbursed by the Advisor, the Advisor may elect to recapture such amounts if it requests reimbursement within three years of the year in which the waiver and/or reimbursement is made, and the Board of Directors approves the reimbursement, and the Fund is able to make reimbursement and still stay within the then current operating expense limitation.


The portfolio managers for the Fund, since inception, are John B. Kosecoff, Debra L. McNeill and Peter F. Landini.

o John B. Kosecoff is Vice President of the Advisor, a member of its Equity Committee and, since November 1996, co-manages the Fremont Growth Fund. John earned his B.A. from the University of California at Berkeley and his M.B.A. from Cornell University. He was previously employed as a senior analyst and portfolio manager at RCM Capital Management, as a hedge fund analyst and portfolio manager at Omega Advisors, and as a senior consumer sector analyst at Lord, Abbett & Co. John heads the Select Fund team.
   Debra F. McNeill, CFA, is Co-Portfolio Manager for the Fund.

o Debra received her B.S. from the University of California at Berkeley. She was previously employed as a portfolio manager with C.M. Bidwell & Associates, as a quantitative analyst with RCM Capital Management and as an equity analyst with Security Pacific Bank.


o Peter F. Landini is Senior Vice President and Director of the Advisor and a member of its Investment Committee. Pete co-manages the Fremont Global Fund, Fremont Growth Fund, Fremont International Growth Fund and Fremont Select Fund. He earned his B.S. from the University of Santa Clara and received an M.B.A. from Golden Gate University, San Francisco, California. He is Chairman of the Advisor's Equity and Asset Allocation Committees.


The Advisor currently provides direct portfolio management services for the Fund. However, the Investment Company and the Advisor have received from the Securities and Exchange Commission an order (the "SEC Order") exempting the Fund from the provisions of the 1940 Act that require the shareholders of the Fund to approve the Fund's sub-advisory agreement(s), if any, and any amendments thereto. The SEC Order permits the Advisor to hire new sub-advisors, terminate sub-advisors, rehire existing sub-advisors whose agreements have been assigned (and, thus, automatically terminated), and modify sub-advisory agreements without the prior approval of shareholders. By eliminating shareholder approval in these matters, the Advisor would have greater flexibility in managing sub-advisors, and shareholders would save the considerable expense involved in holding shareholder meetings and soliciting proxies. The Advisor may in its discretion manage all or a portion of the Fund's portfolio directly with or without the use of a sub-advisor. The Advisor has no current intention to use a sub-advisor for the Fund.

Investment Company Administration Corporation (the "Administrator"), pursuant to an administrative agreement with the Advisor, supervises the administration of the Investment Company and the Fund including, among other responsibilities, the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations. Certain officers of the Investment Company may be provided by the Administrator. For its services, the Administrator receives an annual fee from the Advisor (not the Fund) equal to 0.02% of the first $1 billion of the Investment Company's average daily net assets and 0.015% thereafter, subject to a minimum annual fee of $20,000 per Fund.

For additional information, see "Investment Advisory and Other Services" in the Statement of Additional Information.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

The investment objective and policies of the Fund are stated below. The Fund is intended for long-term investors, not for those who may wish to redeem their shares after a short period of time.

All investments, including mutual funds, have risks, and no investment is suitable for all investors. Investors should consult with their financial and other advisors concerning the suitability of this investment for their own particular circumstances. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of established medium-capitalization U.S.-based companies. Under normal market conditions, the Fund expects to hold not more than 30 common stocks representing at least 80% of its total assets.

While limiting the number of securities in the portfolio, the Fund will not purchase a security if, as a result, more than 15% of the assets of the Fund would be invested in the voting securities of a single issuer. Additionally, the Fund may not invest more than 25% of its total assets in any one industry and, although the Fund will normally invest in common stocks of U.S. companies, up to 10% of the Fund's assets, at the time of purchase, may be invested in securities of companies domiciled outside the United States. The Fund may also invest in stock index futures contracts, options on index futures and options on portfolio securities and stock indices.
                                        4
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Medium  market  capitalization   companies  are  those  companies  whose  market
capitalization falls within the capitalization range of the Russell MidCap Index. This index measures the performance of the 800 smallest securities in the Russell 1000 Index. The Russell 1000 Index is composed of the 1000 largest U.S. securities as determined by total market capitalization. As of October 31, 1997, 94% of the companies in the Russell MidCap Index had market capitalizations of between $1 billion and $9 billion. These companies represent approximately 35% of the capitalization of the total market.

Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, because they can be subject to more abrupt or erratic price movements. Current income, which may be characteristic of large stocks, will be considered only as part of total return and will not be emphasized.


Medium capitalization companies tend to involve less risk than stocks of small capitalization companies. Smaller companies, which often have limited product lines, markets, and/or financial resources and may be dependent on one-person management, may have limited marketability and may be subject to more abrupt or erratic market movements than securities of medium- and large- cap companies or the market averages in general. Conversely, medium capitalization companies may have less rapid growth potential than smaller companies and may be able to react less quickly to changes in the market place.

The Fund, while focusing on securities of mid-cap companies, may also purchase securities of companies with higher or lower capitalizations.

Stock selection is based, first, on "bottom up" fundamental research that focuses on superior business growth prospects and, secondly, on statistical valuation which, at the time of purchase, is measurably below the historic relative worth of such securities.

The Fund may invest in several types of equity securities, including common and preferred stocks, convertible securities and warrants. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Over the long term, owning equity interests in well-run, quality businesses should ease the effect of market volatility in the Fund. The Advisor expects that through exercise of disciplined valuation, the Fund's portfolio typically should encompass less market risk than other medium capitalization growth funds as measured by the Fund's price-to-normal-earnings, price-to-book-value, and enterprise-value-to-internal-cash-flow ratios.

The Advisor believes that an investment in shares of the Fund provides an opportunity for greater rewards but will involve more risk than an investment in a fund which seeks capital appreciation from investment in common stocks of larger, better-known companies.


The Fund is a non-diversified portfolio and is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Fund, therefore, may invest a greater proportion of its assets in the securities of a smaller number of issuers and will be subject to a greater risk with respect to its portfolio securities. Any economic, regulatory, or political developments affecting the value of the securities held in the Fund could have a greater impact on the total value of the Fund's holdings than would be the case if the Fund were classified as diversified under the 1940 Act.


Although the Fund invests primarily in common stocks, for liquidity purposes it will normally invest a portion of its assets in high quality debt securities and money market instruments with remaining maturities of one year or less, including repurchase agreements. Whenever in the judgment of the Advisor market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limitation in these instruments. During times that the Fund is investing defensively, the Fund will not be pursuing its stated investment objective.

The Fund may also hold other types of securities from time to time, including convertible and non-convertible bonds and preferred stocks, when the Advisor believes that these investments offer opportunities for capital
                                        5
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appreciation.  Preferred  stocks and bonds will be rated at the time of purchase in the top four categories of Moody's Investors Service, Inc. (Baa or higher) or Standard & Poor's Ratings Group (BBB or higher) or be of comparable quality as determined by the Advisor or Sub-Advisor . Bonds and preferred stocks in the lowest investment grade category (Baa or BBB) have speculative characteristics; as a result, changes in the economy or other circumstances are more likely to lead to a weakened capacity of such securities to make principal and interest payments or to pay the preferred stock obligations than would occur with bonds and preferred stocks in higher categories. See Appendix A to the Statement of Additional Information for a description of rating categories.

GENERAL INVESTMENT POLICIES

Money Market Instruments. The Fund may invest in any of the following "money market" instruments: certificates of deposit, time deposits, commercial paper, bankers' acceptances, and Eurodollar certificates of deposit; U.S. dollar-denominated money market instruments of foreign financial institutions, corporations, and governments; U.S. Government and agency securities; money market mutual funds; and other debt securities which are not specifically named but which meet the Fund's quality guidelines. The Fund also may enter into repurchase agreements as described below and may purchase variable and floating rate debt securities.

At the time of purchase, short-term securities must be rated in the top rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by a single NRSRO in the case of a security rated by only one NRSRO, or, if not rated by an NRSRO, must be of comparable quality as determined by the Advisor. Generally, high quality short-term securities must be issued by an entity with an outstanding debt issue rated A or better by an NRSRO, or an entity of comparable quality as determined by the Advisor. Obligations of foreign banks, foreign corporations, and foreign branches of domestic banks must be payable in U.S. dollars. See Appendix A to the Statement of Additional Information for a description of rating categories.

U.S. Government Securities. The Fund may invest in U.S. Government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes, and bonds and Government National Mortgage Association certificates, are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities as described above in the future, other than as set forth above, because it is not obligated to do so by law.

When-Issued Securities and Firm Commitment Agreements. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction, but the settlement is delayed). The Fund will not purchase when-issued securities the value of which is greater than 5% of its net assets.


Repurchase Agreements. As part of its cash reserve position, the Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest. Repurchase agreements are generally for a short period of time, often less than a week. The seller must maintain with the Fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Advisor. The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements. The Fund will enter into repurchase agreements only where (1) the underlying securities are issued or guaranteed by the U.S. Government, (2) the market value of the underlying security, including accrued interest, will be at all times equal to or in excess of the value of the repurchase agreement, and (3) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (1) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing the Fund's rights.


Portfolio Turnover. The Fund expects to trade in securities for short-term gain whenever deemed advisable by the Advisor in order to take advantage of perceived anomalies occurring in general market, economic, or political conditions. Therefore, the Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of the Fund will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.


Loans of Portfolio Securities. The Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors in an amount not exceeding 33 1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents, or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest or dividends paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the associated risk.

Borrowing. The Fund may borrow from banks an amount not exceeding 30% of the value of its total assets for temporary or emergency purposes and may enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net assets value would decline faster than otherwise would be the case.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under federal securities laws, but can be offered and sold to "qualified institutional buyers." However, the Fund will not invest more than 15% of its assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, and securities that are not readily marketable and restricted securities, unless the Board of Directors determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors may adopt guidelines and delegate to the Advisor the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Warrants or Rights. Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase other securities of the issuer at a later date. It is the present intention of the Fund to limit its investments in warrants or rights, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

Options and Futures Contracts. When the Fund is not fully invested, strategies such as buying calls, writing puts, and buying futures may be used to increase its exposure to price changes in stocks or debt securities. When the Advisor wishes to hedge against market fluctuations, strategies such as buying puts, writing calls, and selling futures may be used to reduce market exposure. Because most stock index futures and options are based on broad stock market indices, their performance tends to track the performance of common stocks generally which may or may not correspond to the types of securities in which the Fund invests. The Fund will segregate cash, U.S. Government securities, or other liquid securities (or, as permitted by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging.

In seeking appreciation or to reduce principal volatility, the Fund may also (1) enter into futures contracts -- contracts for the future delivery of debt securities, stock, stock index futures contracts with respect to the S&P 500 Index or other similar broad-based stock market indices, the initial margins of which are limited to 5% of the Fund's assets; and (2) purchase put and call options on portfolio securities, stock indices, or stock index futures contracts--the premiums of which are limited to 5% of the Fund's assets.

The Fund may write put and call options. It will only do so by writing covered put or call options, and the aggregate value of the securities underlying put options, as of the date of sale of the options, will not exceed 50% of the net assets of the Fund.

The Fund will set aside cash, cash equivalents, or liquid securities, or hold a covered position against any potential delivery or payment obligations under any outstanding option or futures contacts.

Options and futures can be volatile investments. If the Advisor applies a hedge at an inappropriate time or evaluates market conditions incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience a loss if the prices of its options or futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Although these investment practices will be used primarily to generate income or to minimize the fluctuation of principal, they do involve risks which are different in some respects from the investment risks associated with similar funds which do not engage in such activities. These risks may include the following: futures contracts -- no assurance that closing purchase transactions will be available at favorable prices, possible reduction of the Fund's income due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible loss in excess of the initial margin payment; options and futures contracts -- imperfect correlation between the contract and the underlying security, commodity, or index and unsuccessful hedging transactions due to incorrect forecasts of market trends; writing covered call options --inability to effect closing transactions at favorable prices and inability to participate in the appreciation of the underlying securities above the exercise price and premium received; and purchasing or selling put and call options -- possible loss of the entire premium. A more thorough description of these investment practices and their associated risks is contained in the Statement of Addition Information.

Risk Factors and Special Considerations for International Investing. Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Likewise, investment in American Depository Receipts (" ADRs") and European Depository Receipts ("EDRs") presents similar risks, even though the Fund will purchase, sell, and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, and political, social, or economic instability. For more information, please refer to the Statement of Additional Information.

The Fund may be required to pay foreign withholding or other taxes on certain of its foreign investments, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. income taxes. See "Dividends, Distributions, and Federal Income Taxation."

Investment Restrictions. The Fund has certain fundamental policies that are described in the Statement of Additional Information under "Investment Restrictions." These investment restrictions include prohibitions against borrowing money (except as described above) and against concentrating the Fund's investments in issuers conducting their principal business activities in a single industry (except that this limitation does not apply with respect to U.S. Government securities). These investment restrictions and the Fund's investment objective cannot be changed without the approval of shareholders of the Fund; all other investment practices described in this Prospectus and in the Statement of Additional Information can be changed by the Board of Directors without shareholder approval.

INVESTMENT RESULTS

The Fund may from time to time include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature, or reports furnished to present or prospective shareholders. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund may calculate performance on an average annual total return basis for 1-, 5-, and 10-year periods and over the life of the Fund, after such periods have elapsed. Average annual total return will be computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. Ending redeemable value includes dividends and capital gain distributions, reinvested at net asset value at the reinvestment date determined by the Board of Directors. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from reinvested income dividends and capital gain distributions and changes in share price during the period. The average annual compounded rate of return over various periods may also be computed by utilizing ending redeemable values as determined above.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by the Fund should not be considered representative of what an investment in the Fund may earn in any future period. When utilized, total return for the unmanaged indices described in the Statement of Additional Information will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for recurring expenses such as advisory fees, brokerage costs, or administrative expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles, and unmanaged indices. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also be mentioned in newspapers, magazines, or other media from time to time. The Fund assumes no responsibility for the accuracy of such data. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Additional performance information regarding the Fund will be included in its annual report, which will be mailed to shareholders without charge upon request.

HOW TO INVEST

The shares of the Fund may be purchased through the Transfer Agent by submitting payment by check, bank wire, or electronic (Automated Clearing House or "ACH") transfer and, in the case of new accounts, a completed account application form. There is no sales load or contingent deferred sales load charged to purchase shares of the Fund. All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Purchases of shares are made at the current public offering price next determined after the purchase order is received by the Transfer Agent or by a selling agent of the Fund. A minimum initial investment of $2,000 is required to open a shareholder account, except for retirement plans such as Individual Retirement Accounts (IRAs) and Keogh Plans. Retirement plans are subject to a $1,000 minimum initial investment. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan and may be waived in other instances at the sole discretion of the Advisor. (See "Automatic Investment Plan.") Each subsequent investment in the Fund must be $100 or more except in the case of retirement plans or Automatic Investment Plans. There is a minimum continuing balance of $1,500 required for non-retirement accounts (calculated on the basis of original investment value). All investments not meeting the minimum will be returned. In some cases, the minimum balance requirement may be waived. All purchases made by check should be in U.S. dollars and be made payable to the appropriate Fremont Fund. Third party checks, credit cards, and cash will not be accepted.

Investors wishing to open a new account by bank wire must call the Transfer Agent at 800-548-4539 to obtain an account number and detailed wire instructions. All bank wire investments received before 4:00 p.m., Eastern time, will be credited the same day. Bank wire investments received after 4:00 p.m., Eastern time, will be credited the next business day. A bank wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to its account.

Shares of the Fund may also be purchased through broker-dealers or other financial intermediaries who have made appropriate arrangements with the Fund. Such agents are responsible for ensuring that the account documentation is complete and that timely payment is made for the Fund shares purchased for their customers pursuant to such orders. These agents may charge a reasonable transaction fee to their customers. In some instances, all or a portion of the transaction fee may be paid by the Advisor. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund or the Advisor for such services.

From time to time the Advisor may engage third parties as "finders" for the purpose of soliciting potential investors. Such parties may be compensated by the Advisor to do so.

As a condition of this offering, if an order to purchase shares is canceled due to nonpayment (for example, a check returned for "insufficient funds"), the person who made the order must reimburse the Fund for any loss incurred by reason of such cancellation. For more information, see "Other Investment and Redemption Services" in the Statement of Additional Information.

First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, Arizona, 85018, is the principal underwriter for the Fund.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

Statements and Reports. When a shareholder makes an initial investment in the Fund, a shareholder account is opened in accordance with registration instructions. Each time there is a transaction, such as an additional investment, a dividend or other distribution, or a redemption, the shareholder will receive from the Transfer Agent a confirmation statement showing the current transaction in the account and the transaction date. Shareholders of the Fund will receive statements as of the end of March, June, September, and December.

Shares are issued only in book-entry form (without certificates).

The fiscal year of the Fund ends on October 31 of each year. The Investment Company issues to its shareholders semi-annual and annual reports, which contain a schedule of the Fund's portfolio securities and financial statements. Annual reports will include audited financial statements. The federal income tax status of shareholder distributions also will be reported to the Fund's shareholders after the end of the calendar year on Form 1099-DIV.

Exchanges Between Funds. Shares of one Fremont Fund may be exchanged for shares of another Fremont Fund at their respective net asset values, provided that the account registration remains identical. Exchanges may only be made for shares of a Fremont Fund then offered for sale in your state of residence. It is required that (1) all shares in one Fund must be exchanged or (2) the remaining balance must be at least $1,500. This minimum balance requirement may be waived. These exchanges are not tax-free and will result in a shareholder realizing a gain or loss for tax purposes, except in the case of tax-deferred retirement accounts or other tax-exempt shareholders that have not borrowed to acquire the shares exchanged.

Exchanges by mail should be sent to the Transfer Agent at the address set forth in the last section of this Prospectus.

Purchases, redemptions, and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases, and sales is not acceptable and, at the discretion of the Fund, can be limited by the Investment Company's refusal to accept further purchase and exchange orders from a shareholder.

The Investment Company reserves the right to modify or eliminate the exchange privilege upon 60 days' written notice to shareholders.

Telephone Exchange Privilege. An investor may elect on the account application to authorize exchanges by telephone. A shareholder may give instructions regarding exchanges by calling 800-548-4539. A shareholder wishing to initiate the telephone exchange privilege should contact the Fund. This privilege will not be added to an account without written instruction to do so from the shareholder. Telephone requests received by 4:00 p.m., Eastern time, will be processed the same day. During times of drastic economic or market conditions, the telephone exchange privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written exchange request.

See "Telephone Redemption Privilege" in the next section of this Prospectus.

Autobuy Privilege. The autobuy privilege allows shareholders to purchase subsequent shares by moving money directly from their checking account to a Fremont Fund. The Autobuy privilege will not be added to an account without written authorization from the shareholder. A shareholder may then purchase additional shares in an existing account by calling 800-548-4539 and instructing the Transfer Agent as to the dollar amount wanting to be invested. The investment will automatically be processed through the Automatic Clearing House
(ACH) system. There is no fee for this option. If the privilege was not established at the time the account was opened, the shareholder must complete the appropriate form. The form is available on request.

Automatic Investment Plan. A shareholder may authorize a withdrawal to be made automatically once or twice each month from a credit balance in the shareholder's bank checking, savings, negotiable on withdrawal (NOW), or similar account, with the proceeds to be used to purchase shares of the Fund. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan. The amount of the monthly investment must be at least $50, and is not otherwise subject to the $100 minimum for subsequent investments. If the purchase falls on a weekend or holiday, the purchase will be made on the previous business day. Shareholders should note that if there is an Automatic Investment Plan established for an account and the entire account is exchanged into another Fund, the Automatic Investment Plan must be renewed by the shareholder to the Transfer Agent. There is no obligation to make additional payments, and the plan may be terminated by the shareholder at any time. Termination requests must be received in writing at least 5 days prior to the regular draft date, or the drafts will not cease until the next cycle. The Transfer Agent may impose a charge for this service, although no such charge currently is contemplated. If a shareholder's order to purchase shares is canceled due to nonpayment (for example, "insufficient funds"), the shareholder will be responsible for reimbursing the Fund for any loss incurred by reason of such cancellation. A shareholder wishing to initiate the plan on a new or existing account must fill out an Automatic Investment Plan form. The form is available on request.

HOW TO REDEEM SHARES

Shares are redeemed at no charge (other than wire transfer fees, if any) at the net asset value next determined after receipt by the Transfer Agent of proper written redemption instructions. The current charge for a wire transfer is $10 per wire. This is subject to change by the Transfer Agent at any time, without prior notification.
See "Calculation of Net Asset Value and Public Offering Price."

Redemption orders received in proper form by the Transfer Agent before 4:00 p.m., Eastern time, will be priced at the net asset value determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Orders received by the Transfer Agent after 4:00 p.m., Eastern time, will be entered at the next calculated net asset value.

Redemption proceeds can be sent by check, electronic transfer, or bank wire. An electronic transfer can be processed only to bank checking and savings accounts. Before requesting an electronic transfer, shareholders should confirm that their financial institution can receive an electronic transfer. Currently, there is no charge to shareholders for processing an electronic transfer.

Shareholders may have redemption proceeds sent by bank wire, electronic transfer, or check to a designated bank account by providing in writing the appropriate bank information to the Transfer Agent at the time of original application. If the investor wishes to change the predesignated account, this must be requested in writing with a signature guarantee (see "Signature Guarantee" below).

Redemptions from retirement accounts require a written request, with a signature guarantee, unless authorized under the Automatic Withdrawal Plan. Call the Transfer Agent for specific instructions on redemptions.

For written redemption requests for an amount greater than $25,000, or a redemption request that directs proceeds to a party other than the registered account owner(s), all signatures must be guaranteed (see "Signature Guarantee" below).

Because of market fluctuations, the amount a shareholder receives for shares redeemed may be more or less that the amount paid for them.

Redemption of shares by exchanges, transfers and redemptions under an Automatic Withdrawal Plan may result in taxable capital gains or losses.

Telephone Redemption Privilege. An investor may elect on the regular account application to authorize redemptions by telephone. This privilege will not be added to an account without written authorization to do so from the shareholder. A shareholder may then give instructions regarding redemptions by calling 800-548-4539. (The Telephone Redemption Privilege is not available for IRA or other retirement accounts.) Telephone requests received by 4:00 p.m., Eastern time, will be processed at the net asset value calculated that same day. During times of drastic economic or market conditions, the telephone redemption privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written redemption request.

Neither the Investment Company, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost, or expense in acting on such telephone instructions. The affected shareholder(s) will bear the risk of any such loss. The Investment Company, or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions, and/or tape recording telephone instructions.

Automatic Withdrawal Plan. A shareholder may request redemptions of a specified dollar amount (minimum of $100) on either a monthly, quarterly, or yearly basis. Currently, there is no charge for this service. Redemptions by check will be made on the 15th and/or the last business day of the month. Redemptions made by electronic transfer will be made on any date the shareholder chooses. Shareholders may also request automatic exchanges and transfers of a specified dollar amount. Exchanges and transfers will be made on any date the shareholder chooses. Because a redemption constitutes a liquidation of shares, the number of shares owned in the account will be reduced. Automatic redemptions should not reduce the account below the minimum balance required (currently $1,500). If the redemption date falls on a weekend or holiday, the redemption will be made on the previous business day. Shareholders may terminate the Automatic Withdrawal Plan at any time, but not less than five days before a scheduled payment date. When an exchange is made between Funds, shareholders must specify if they desire the automatic withdrawal option to be transferred to a new account opened by the exchange. As an account balance declines to the minimum permitted, the shareholder must advise the Transfer Agent if the automatic withdrawal feature is to be transferred to another account of the shareholder. Shareholders should note that if there is an Automatic Withdrawal Plan established for an account and the entire account is exchanged into another Fremont Fund, the automatic withdrawal option must be renewed by the shareholder to the Transfer Agent. A shareholder wishing to initiate automatic redemptions must complete an Automatic Withdrawal Plan form available from the Transfer Agent.

Signature Guarantee. To better protect the Fund and shareholders' accounts, a signature guarantee is required for certain transactions. Signatures must be guaranteed by an "eligible guarantor institution" as defined in applicable regulations. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Other Important Redemption Information. A request for redemption will not be processed until all of the documentation described above has been received by the Transfer Agent in proper form. A shareholder in doubt about what documents are required should contact the Transfer Agent.

Payment in redemption of shares is normally made within three business days after receipt by the Transfer Agent of a request in proper form, provided that payment in redemption of shares purchased by check or draft will be effected only after such check or draft has been collected. Although it is anticipated that this process will be completed in less time, it may take up to 15 days. Redemption proceeds will not be delayed when shares have been paid for by bank wire or where the account holds a sufficient number of shares already paid for with collected funds.

Except in extraordinary circumstances, payment for shares redeemed will be made promptly after receipt of a redemption request, if in good order, but not later than seven calendar days after the redemption request is received in proper form. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted.

The Fund reserves the right to redeem mandatorily the shares in a shareholder's account (other than a retirement plan account) if the balance is reduced to less than $1,500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 30 days prior to the date fixed for such redemption, during which time the shareholder may increase its holdings to an aggregate amount of $1,500 or more (with a minimum purchase of $100 or more.) This minimum balance may be waived.

Redemption in Kind. The Investment Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

Transfer Agent. State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, serves as Transfer and Dividend Disbursing Agent and shareholder service agent. The transfer agent is not involved in determining investment policies of the Fund or its portfolio securities transactions. Its services do not protect shareholders against possible depreciation of their assets. The fees of State Street Bank and Trust Company are paid by the Fund and thus borne by the Fund's shareholders. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City ("United Missouri Bank") through which all payments for the funds will be processed.

RETIREMENT PLANS

Shares of the Fund may be purchased in connection with various tax-deferred retirement plans. These include Individual Retirement Accounts (IRAs); SEP-IRAs; SIMPLE IRAs; corporate pension and profit-sharing plans; and Section 403(b) Plans, which are deferred compensation arrangements for employees of public schools and certain charitable organizations. Forms for establishing IRAs, SEP-IRAs, SIMPLE IRAs, and Qualified Retirement Plans are available through the Investment Company, as are forms for corporate Pension and Profit-Sharing plans. Please contact the Investment Company for more information about establishing these accounts. In accordance with industry practice, there may be an annual account charge for participation in these plans. Information regarding these charges is available from the Investment Company.

Retirement plan participants may receive additional services related to their plan at no extra cost to any shareholder.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXATION

The Fund intends to qualify and elect, and to continue to qualify, to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). For any tax year in which the Fund so qualifies and meets certain distribution requirements, it will not incur a federal tax liability. Such qualification under the Code requires a Fund, among other things, to diversify its investments so that, at the end of each fiscal quarter, (1) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities, limited, in respect to any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

The Fund intends to distribute substantially all of its net investment income and short-term net realized capital gains once each year in October.

The Fund intends to distribute substantially all of its long term net realized capital gains, if any, at the end of the calendar year (on or about December
15). Dividend and capital gains distributions, if any, may be reinvested in additional shares at net asset value on the day of reinvestment, or may be received in cash. All dividends and distributions are taxable to a shareholder (except tax-exempt shareholders who have not borrowed to acquire their shares) whether or not they are reinvested in shares of the Fund. Any long-term or mid-term capital gains distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of how long shareholders have held Fund shares. Distributions of short-term capital gains will be subject to the tax as ordinary income. Corporate investors may be entitled to the "dividends received" deduction on all or a portion of the dividends paid by the Fund. Availability of the "dividends received" deduction is subject to certain holding period and debt-financing limitations.

Shareholders may elect:

o to have all dividends and capital gain distributions automatically reinvested in additional shares;

o to receive the income dividends and short-term capital gains distributions in cash and accept the capital gains distributions in additional shares;

o  to receive all  distributions  of income dividends and capital gains in cash;
   or

o to invest all dividend and capital gain distributions in another Fremont Fund owned through an identically registered account.

Automatic reinvestments will be at net asset value on the day of reinvestment. If no election is made by a shareholder, all dividends and capital gain distributions will be automatically reinvested. These elections may be changed by the shareholder at any time but, to be effective for a particular dividend or capital gain distribution, the election must be received by the Transfer Agent approximately 5 business days prior to the payment date to permit the change to be entered into the shareholder account. The federal income tax status of dividends and capital gains distributions is the same whether taken in cash or reinvested in shares.

Dividends and capital gains generally are taxable to shareholders at the time they are paid. However, dividends or capital gains declared in October, November, or December by the Fund and paid in January are taxable as if paid in December. The Fund will provide to its shareholders federal tax information annually by January 31, including information about dividends and distributions paid during the year.


If a shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the taxpayer identification number listed on the account is incorrect according to their records or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or redemption proceeds to the shareholder. Amounts withheld are applied to the shareholder's federal tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Transfer Agent. Federal law also requires the Fund to withhold 30%, or the applicable tax treaty rate, from ordinary dividends (which includes short-term capital gains) paid to certain nonresident alien, non-U.S. partnership, and non-U.S. corporation shareholder accounts. Long-term capital gains distributions may be subject to this withholding.


The foregoing is a brief discussion of certain federal income tax considerations. Please see "Taxes - Mutual Funds" in the Statement of Additional Information for further information regarding the tax implications of an investment in the Fund.

PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly compensate the Advisor, paying for certain distribution-related expenses, including payments to securities dealers and others (including the Underwriter) who are engaged in promoting the sale of shares of the Fund and who may be advising investors regarding the purchase, sale, or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Advisor or the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing, and distributing sales literature, prospectuses, statements of additional information, and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses, and reports with respect to marketing and promotional activities as the

Investment Company may, from time to time, deem advisable; and other expenses related to the distribution of the Fund's shares.

The annual  limitation for  compensation to the Advisor  pursuant to the Plan is
 .25% of the Fund's average daily net assets. All payments will be reviewed by the Fund's Board of Directors. However, it is possible that in certain periods, the amount of the Advisor's compensation could exceed the Advisor's distribution expenses resulting in a profit to the Advisor. In the event the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Advisor after the date the Plan terminates.

CALCULATION OF NET ASSET VALUE AND PUBLIC OFFERING PRICE

The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest accrued and dividends declared but not yet received) minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time. There is no sales charge in connection with purchases or redemptions of Fund shares.

The Fund will calculate its net asset value and public offering price and complete orders to purchase, exchange, or redeem shares on a Monday through Friday basis when the New York Stock Exchange is open. The Fund's portfolio may include securities which trade primarily on non-U.S. exchanges or otherwise in non-U.S. markets. Because of time zone differences, the prices of these securities, as used for net asset value calculations, may be established substantially in advance of the close of the New York Stock Exchange. Foreign securities may also trade on days when the New York Stock Exchange is closed (such as a Saturday). The net asset value and public offering price of the Fund, to the extent that it holds securities valued on foreign markets, may vary during periods when the New York Stock Exchange is closed. As a result, the value of the Fund's portfolio may be affected significantly by such trading on days when a shareholder has no access to the Fund. For further information, see "How to Invest," "How to Redeem Shares," and "Exchanges Between Funds" in this Prospectus, and "How to Invest" and "Other Investment and Redemption Services" in the Statement of Additional Information.


The net asset value and public offering price of the Fund will be determined as of the close of the regular session of the New York Stock Exchange ("NYSE"). The shares of the Fund are offered at net asset value without a sales charge. Purchase, redemption, and exchange orders received in proper form by the Transfer Agent before 4:00 p.m., Eastern time or at the close of the regular session of the NYSE, will be priced at the net asset value next determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Orders received by the Transfer Agent after 4:00 p.m., Eastern time or after the close of the regular session of the NYSE, will be entered at the next calculated net asset value.


EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the Fund's portfolio securities transactions are placed by the Advisor. The Advisor strives to obtain the best available prices in the Fund's portfolio transactions, taking into account the costs and promptness of executions. Subject to this policy, transactions may be directed to those broker-dealers who provide research, statistical, and other information to the Fund, the Advisor, or who provide assistance with respect to the distribution of Fund shares. There is no agreement or commitment to place orders with any broker-dealer.

Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. Government securities issued by the United States and other countries and money market securities in which the Fund may invest are generally traded in the OTC markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on futures, currency, and options transactions. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets. There is generally less government supervision and regulation of foreign exchanges and brokers than in the United States. Foreign security settlements may, in some instances, be subject to delays and related administrative uncertainties.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Directors, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor, or an affiliated person of such person.

GENERAL INFORMATION

The Investment Company, organized as a Maryland corporation on July 13, 1988, is a fully managed open-end investment company. Currently, the Investment Company has authorized several series of capital stock with equal dividend and liquidation rights within each series. Investment Company shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted in the election of directors and on other matters submitted to the vote of shareholders. As permitted by Maryland law, there normally will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The 1940 Act requires that a meeting be held within 60 days in the event that less than a majority of the directors holding office has been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Investment Company shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect all of the directors. Shareholders holding 10% of the outstanding shares may call a meeting of shareholders for any purpose, including that of removing any director. A director may be removed upon a majority vote of the shareholders qualified to vote in the election. The 1940 Act requires the Investment Company to assist shareholders in calling such a meeting.

On any matter submitted to a vote of shareholders, such matter shall be voted by the Fund's shareholders separately when the matter affects the specific interest of the Fund (such as approval of the Advisory Agreement with the Advisor) except in matters where a vote of all series in the aggregate is required by the 1940 Act or otherwise.

Pursuant to the Articles of Incorporation, the Investment Company may issue ten billion shares. This amount may be increased or decreased from time to time in the discretion of the Board of Directors. Each share of a series represents an interest in that series only, has a par value of $0.0001 per share, represents an equal proportionate interest in that series with other shares of that series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that series as may be declared at the discretion of the Board of Directors. Shares of a series when issued are fully paid and are non-assessable. The Board of Directors may, at its discretion, establish and issue shares of additional series of the Investment Company.

Stephen D. Bechtel, Jr., and members of his family, including trusts for family members, due to their shareholdings, may be considered controlling persons of the Fund under applicable Securities and Exchange Commission regulations.

TELEPHONE NUMBERS AND ADDRESSES

To make an initial purchase:
1. By mail:

   Fremont Mutual Funds, Inc.
   c/o National Financial Data Services
   P.O. Box 419343
   Kansas City, MO 64141-6343
   Street address:
   1004 Baltimore Avenue
   Kansas City, MO 64105

2. By wire:

Please call the Transfer Agent at 800-548-4539 (press 2) to obtain an account number and detailed instructions.

To make a subsequent purchase:
Include shareholder name and account number. Use the same instructions for initial purchase.

To redeem shares:

1. By mail: same instructions as above for purchase by mail. Redemptions greater than $25,000 or payments to a party or address other than registered on the account require a signature guarantee. See "Signature Guarantees."

2. By telephone: 800-548-4539
Requires prior selection of telephone redemption option.

For further copies of this Prospectus, the Statement of Additional Information, and details of automatic investment, retirement and automatic withdrawal plans, please contact:

   Fremont Mutual Funds, Inc.
   50 Beale Street, Suite 100
   San Francisco, CA 94105
   800-548-4539

Fremont Mutual Funds, Inc.

Fremont Money Market Fund
Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund
Fremont Global Fund
Fremont Growth Fund
Fremont International Growth Fund
Fremont Select Fund
Fremont U.S. Small Cap Fund
Fremont International Small Cap Fund
Fremont Emerging Markets Fund
Fremont U.S. Micro-Cap Fund
Fremont Institutional U.S. Micro-Cap Fund

Fremont Real Estate Securities Fund

For more information on the Fremont Mutual Funds please call 800-548-4539 or write to:

   Fremont Mutual Funds
   50 Beale Street, Suite 100
   San Francisco, CA 94105



Advisor/Transfer Agent

Fremont Investment Advisors, Inc.
333 Market Street, Suite 2600
San Francisco, CA 94105

Sub-Transfer Agent

Mailing Address:

National Financial Data Services
P.O. Box 419343
Kansas City, MO 64141-6343
800-548-4539 (press 2)

Street Address:

National Financial Data Services
1004 Baltimore Avenue
Kansas City, MO 64105

Custodian

The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60675

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

Auditors

Coopers & Lybrand, L.L.P.
333 Market Street
San Francisco, CA 94105

No dealer, salesman or other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or the Advisor. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                           FREMONT MUTUAL FUNDS, INC.


                               Fremont Select Fund


                             Toll-Free: 800-548-4539



                                     Part B



                       Statement of Additional Information



This Statement of Additional Information concerning Fremont Mutual Funds, Inc. (the "Investment Company") is not a prospectus for the Investment Company. This Statement supplements the Prospectus for the Fremont Select Fund (the "Fund") dated December 31, 1997 and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge by calling the Investment Company at the phone number printed above.

The date of this Statement of Additional Information is December 31, 1997.

                                TABLE OF CONTENTS

                                                                         Page

Investment Objective, Policies, And Risk Considerations..................

Investment Restrictions..................................................

Investment Company Directors And Officers................................

Investment Advisory And Other Services...................................

Plan Of Distribution.....................................................

Execution Of Portfolio Transactions......................................

How To Invest............................................................

Other Investment And Redemption Services.................................

Taxes - Mutual Funds.....................................................

Additional Information...................................................

Investment Results.......................................................

Information About Fremont Investment Advisors

Appendix A: Description Of Ratings  .....................................

INVESTMENT OBJECTIVE, POLICIES, AND RISK CONSIDERATIONS

The descriptions below are intended to supplement the material in the Prospectus under "Investment Objective, Policies, and Risk Considerations" and "General Investment Policies."

Writing Covered Call Options. The Fund may write (sell) "covered" call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities and currencies which, in the opinion of Fremont Investment Advisors, Inc. (the "Advisor") are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of the Options Clearing Corporation. The Fund will write only covered call options. This means that the Fund will only write a call option on a security, index, or currency which the Fund already effectively owns or has the right to acquire without additional cost.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not
do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call will be maintained in a separate account by the Fund's custodian. The Fund will consider a security or currency covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sales price at the time at which the net asset value per share of the Fund is computed (close of the regular trading session of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

Federal Income Tax Treatment of Covered Call Options. Expiration of an option or entry into a closing purchase transaction will result in capital gain or loss. If the option was "in-the-money" (i.e., the option strike price was less than the market value of the security or currency covering the option) at the time it was written, any gain or loss realized as a result of the closing purchase transaction will be long-term capital gain or loss if the security or currency covering the option was held for more than 18 months prior to the writing of the option. The holding period of the securities or currencies covering an "in-the-money" option will not include the period of time the option is outstanding. If the option is exercised, the Fund will realize a gain or loss from the sale of the security or currency covering the call option, and in determining such gain or loss the premium will be included in the proceeds of the sale.

If the Fund writes options other than "qualified covered call options," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities or currencies covering the options, may be subject to deferral until the securities or currencies covering the options have been sold. In addition, any options written against securities other than bonds or currencies will be considered to have been closed out at the end of the Fund's fiscal year; and any gains or losses will be recognized for tax purposes at that time. Under Code Section 1256, such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Code Section 988 may also apply to currency transactions. Under
Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. The Fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Writing Covered Put Options. The Fund may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Advisor wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Purchasing Put Options. The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

The Fund may purchase a put option on an underlying security or currency (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Advisor or Sub-Advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options. The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities or currencies.
Examples of such uses of call options are provided below.

Call options may be purchased by the Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

Description of Futures Contracts. A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time, and place. Brokerage fees are incurred when a Futures Contract is bought or sold and margin deposits must be maintained.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, the Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Contract.

As an example of an offsetting transaction in which the financial instrument or currency is not delivered, the contractual obligations arising from the sale of one Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the Contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Fund may enter into interest rate, S&P Index (or other major market index), or currency Futures Contracts as a hedge against changes in prevailing levels of stock values, interest rates, or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund. The Fund's hedging may include sales of Futures as an offset against the effect of expected increases in currency exchange rates, purchases of such Futures as an offset against the effect of expected declines in currency exchange rates, and purchases of Futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or Futures Contracts, the Fund will segregate cash and liquid securities to cover any related liability.

The Fund will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission. Futures are also traded in various overseas markets.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Fund's exposure to currency exchange rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using Futures Contracts.

The Fund will not enter into a Futures Contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.

A Stock Index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the Stock Index at purchase and at the close of the last trading day of the contract. In order to close long positions in the Stock Index contracts prior to their settlement date, the Fund will enter into offsetting sales of Stock Index contracts.

Using Stock Index contracts in anticipation of market transactions involves certain risks. Although the Fund may intend to purchase or sell Stock Index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of Stock Index contracts may not correlate perfectly with the movement in the Stock Index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the Stock Index and movements in the price of Stock Index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction.

Futures Contracts Generally. Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the Futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligers may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, securities prices, or currency exchange rates.

A public market exists in Futures Contracts covering foreign financial instruments such as U.K. Pound, Japanese Yen, and German Mark, among others. Additional Futures Contracts may be established from time to time as various exchanges and existing Futures Contract markets may be terminated or altered as to their terms or methods of operation.

The Fund's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has a fixed commitment to purchase.

"Margin" with respect to Futures and Futures Contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. However, the Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a Futures Contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract with money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Federal Tax Treatment of Futures Contracts. Except for transactions the Fund identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on Futures Contracts as of the end of the year as well as those actually realized during the year. Identified hedging transactions would not be subject to the mark to market rules and would result in the recognition of ordinary gain or loss. Otherwise, unless transactions in Futures Contracts are classified as part of a "mixed straddle," any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Contract. In the case of a Futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of Futures Contracts which are intended to hedge against a change in the value of securities or currencies held by the Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. It is anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% requirement.

The Fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Investment Company's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.

Options on Interest Rate and/or Currency Futures Contracts. Options on Futures Contracts are similar to options on fixed income or equity securities or options on currencies, except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, the Fund may purchase call and put options on the underlying securities or currencies. Such options would be used in a manner identical to the use of options on Futures Contracts. To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

Forward Currency and Options Transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund typically engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might purchase a currency forward to "lock in" the dollar price of securities denominated in that currency which it anticipated purchasing.

A put option gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put.

If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded  over-the-counter
(OTC). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Fund will not purchase an OTC option unless the Advisor believes that daily valuation for such option is readily obtainable.

Diversification. The Fund is a "non-diversified" management investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Therefore, it is not subject to the diversifications requirements of the 1940 Act.

Reverse Repurchase Agreements and Leverage. The Fund may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. The Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by the Fund; accordingly, the Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Floating Rate and Variable Rate Obligations and Participation Interests. The Fund may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) or is reset on a regular basis by a bank or investment banking firm to a market rate. At specified times, the owner can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently banks provide letters of credit or other credit support or liquidity arrangements to secure these obligations. The quality of the underlying creditor or of the bank, as the case may be, must meet the minimum credit quality standards, as determined by the Advisor, prescribed for the Fund by the Board of Directors with respect to counterparties in repurchase agreements and similar transactions.

The Fund may invest in participation interests purchased from banks in floating rate or variable rate obligations owned by banks. A participation interest gives the Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation, and provides a demand repayment feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest or another bank). The bank letter of credit or guarantee must meet the prescribed investment quality standards for the Fund. The Fund has the right to sell the participation instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the underlying obligation, plus accrued interest.

Swap Agreements. The Fund may enter into interest rate, index, and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently the Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's net assets.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements will be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued Securities and Firm Commitment Agreements. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued or firm commitment basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Commercial Bank Obligations. For the purposes of the Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks, and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of the Fund. For the purposes of calculating the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Shares of Investment Companies. The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies to the extent that they may facilitate achieving the objective of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium. As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

Illiquid Securities. The Fund may invest up to 15% of its net assets in all forms of "illiquid securities."

An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. "Restricted" securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). However, a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Advisor and the Fund believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Fund may invest without limitation in these forms of restricted securities if such securities are determined by the Advisor to be liquid in accordance with standards established by the Investment Company's Board of Directors. Under these standards, the Advisor must consider (a) the frequency of trades and quotes for the security,
(b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) any dealer undertaking to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

It is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Lending of Portfolio Securities. For the purpose of realizing additional income, the Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its net assets. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, short-term U.S. Government securities, bank letters of credit, or such other collateral as may be permitted under the Fund's investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities on five business days' notice. The Fund will not have the right to vote equity securities while they are being lent, but it will call a loan in anticipation of any vote in which it seeks to participate.

Reduction in Bond Rating. In the event that the rating for any security held by the Fund drops below the minimum acceptable rating applicable to the Fund, the Advisor will determine whether the Fund should continue to hold such an obligation in its portfolio. Bonds rated below BBB or Baa are commonly known as "junk bonds." These bonds are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are higher rated bonds. The market values of junk bonds tend to reflect short-term corporate, economic, and market developments and investor perceptions of the issuer's credit quality to a greater extent than higher rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, junk bonds. See Appendix A for a complete description of the bond ratings.

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in its prospectus. The policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of the Fund (which is defined in the 1940 Act to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). These restrictions provide that the Fund may not:

1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities, or to tax exempt securities issued by state governments or political subdivisions thereof.

2. Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in securities secured by real estate, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase and sell currencies (including forward currency exchange contracts), gold, bullion, futures contracts, and related options generally as described in the Prospectus and Statement of Additional Information.

3. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

4. Make loans, except that the Fund may purchase debt securities, enter into repurchase agreements, and make loans of portfolio securities amounting to not more than 33 1/3% of its net assets calculated at the time of the securities l lending.

5. Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding.

6. Change its status as either a diversified or a non-diversified investment company.

7. Issue senior securities, except as permitted under the 1940 Act, and except that the Investment Company and the Fund may issue shares of common stock in multiple series or classes.

8. Notwithstanding any other fundamental investment restriction or policy, the Fund may invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as the Fund.

Other current investment policies of the Fund, which are not fundamental and which may be changed by action of the Board of Directors without shareholder approval, are as follows. The Fund may not:

9.  Invest in companies for the purpose of exercising control or management.

10. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing.

11. Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts.

12. Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contract.

13. Acquire securities or assets for which there is no readily available market or which are illiquid, if, immediately after and as a result of the acquisition, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

14. Make short sales of securities or maintain a short position, except that the Fund may sell short "against the box."

15. Acquire more than 3% of the outstanding voting securities of any one investment company.

INVESTMENT COMPANY DIRECTORS AND OFFICERS

The Bylaws of Fremont Mutual Funds, Inc. (the "Investment Company"), the Maryland investment company of which the Fund is a series, authorize a Board of Directors of between three and 15 persons, as fixed by the Board of Directors. A majority of directors may fill vacancies caused by the resignation or death of a director, or the expansion of the Board of Directors. Any director may be removed by vote of the holders of a majority of all outstanding shares of the Investment Company qualified to vote at the meeting.

Date of                                                                           Principal Occupations and Business
Name and Address                         Birth       Positions Held               Experience for Past Five Years

David L. Redo(1)(2)(4)                   9-1-37      Chairman, Chief Executive    President and Director, Fremont
Fremont Investment, Advisors, Inc.                   Officer and Director         Investment Advisors, Inc.;
333 Market Street, 26th Floor                                                     Managing Director, Fremont
San Francisco, CA  94105                                                          Group,  L.L.C. and Fremont
                                                                                  Investors, Inc.; Director,
                                                                                  Sequoia Ventures, Sit/Kim
                                                                                  International Investment
                                                                                  Associates, and J.P. Morgan
                                                                                  Securities Asia.

Michael H. Kosich(1)(2)                  3-30-40     President and Director       7/96 - Present
Fremont Investment Advisors, Inc.                                                 Senior Vice President and
333 Market Street, 26th Floor                                                     Director, Fremont Investment
San Francisco, CA 94105                                                           Advisors, Inc. 10/77 - 7/96 Senior Vice
                                                                                  President Business Development
                                                                                  Benham Management.

Richard E. Holmes(3)                     5-14-43     Director                     Vice President and Director,
P.O. Box 479                                                                      BelMar Advisors, Inc.
Sanibel, FL 33957                                                                 (marketing firm).

William W. Jahnke(3)                     2-6-44      Director                     1/96 - Present
Jahnke & Associates                                                               Chairman, Financial Design
58 Camino del Diablo                                                              Education Corp.
Orinda, CA  94563                                                                 3/93 - Present
                                                                                  Principal, Jahnke & Associates
                                                                                  (Consultants)
                                                                                  6/83 - 3/93
                                                                                  Chairman, Board of Directors,
                                                                                  Vestek Systems, Inc.

Donald C. Luchessa(3)                    2-18-30     Director                     Principal, DCL Advisory
DCL Advisory                                                                      (marketer for investment
4105 Shelter Bay Avenue                                                           advisors).
Mill Valley, CA 94941

David L. Egan(3)                         5-1-34      Director                     President, Fairfield Capital
Fairfield Capital Associates, Inc.                                                Associates, Inc.
1640 Sylvaner                                                                     Founding Partner of China Epicure, LLC
St. Helena, CA  94574                                                             and Palisades Trading Company, LLC


Albert W. Kirschbaum(4)                  8-17-38     Senior Vice President        Senior Vice President and
Fremont Investment Advisors, Inc.                                                 Director, Fremont Investment
333 Market Street, 26th Floor                                                     Advisors, Inc.
San Francisco, CA  94105

Peter F. Landini(4)                      5-10-51     Senior Vice President,       Senior Vice President, COO and
Fremont Investment Advisors, Inc.                    Treasurer and Director       Director, Fremont Investment
333 Market Street, 26th Floor                                                     Advisors, Inc.
San Francisco, CA 94105                                                           Director, J.P. Morgan Securities, Asia


John Kosecoff                            10-29-51    Vice President               10/96 - Present
Fremont Investment Advisors, Inc.                                                 Vice President, Fremont
333 Market Street, 26th Floor                                                     Investment Advisors,  Inc.
San Francisco, CA 94105                                                           12/93 - 9/96 Senior Analyst and Portfolio
                                                                                  Manager, RCM Capital Management
                                                                                  11/92 - 12/93
                                                                                  Hedge Fund Analyst and Portfolio
                                                                                  Manager, Omega Advisors
                                                                                  10/90 - 11/92
                                                                                  Senior Consumer Sector Analyst,
                                                                                  Lord Abbett & Co.

William M. Feeney                        3-27-56     Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Norman Gee                               3-29-50     Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Alexandra W. Kinchen(4)                  4-25-45     Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Andrew L. Pang(4)                        4-15-49     Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Robert J. Haddick(4)                     2-26-60     Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Tina Thomas                              8-7-49      Vice President, Secretary,   6/96 - Present   Vice President, Secretaru
Fremont Investment Advisors, Inc.                    and Chief Compliance         and Chief Compliance Officer,
333 Market Street, 26th Floor                        Officer                      Fremont Investment Advisors, Inc.
San Francisco, CA 94105                                                           9/88 - 5/96  Chief Compliance
                                                                                  Officer and Vice President,
                                                                                  Bailard, Biehl & Kaiser, Inc.;
                                                                                  Treasurer, Bailard, Biehl & Kaiser
                                                                                  International Fund Group, Inc. and
                                                                                  Bailard, Biehl & Kaiser Fund
                                                                                  Group; Principal, BB&K Fund Services, Inc.

Richard G. Thomas                        1-7-57      Senior Vice President        Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Gretchen Hollstein                       3-23-67     Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors,  Inc.
333 Market Street, 26h Floor
San Francisco, CA 94105

Allyn Hughes                             6-12-60     Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                                 Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Greg Hand                                10-9-61     Assistant Treasurer          Assistant Treasurer.
Fremont Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Dean Boebinger                           11-21-55    Vice President               12/95 - Present
Fremont Investment Advisors, Inc.                                                 National Sales Manager,
3000 Post Oak Blvd., Suite 100                                                    Fremont Investment
Houston, TX 77056                                                                 Advisors, Inc.
                                                                                  8/94 - 12/95
                                                                                  Regional Sales Manager
                                                                                  3/92 - 7/94
                                                                                  Certified Financial Planner and
                                                                                  Account Executive, GNA, Inc.

(1) Director who is an "interested person" of the Company due to his affiliation with the Company's investment manager. (2) Member of the Executive Committee.
(3)  Member of the Audit Committee and the Contracts Committee.
(4)  Member of the Fremont Investment Committee.

During the fiscal year ended October 31, 1997, Richard E. Holmes, William W. Jahnke, and David L. Egan each received $13,500 and Donald C. Luchessa received $12,000 for serving as directors of the Investment Company.


As of September 30, 1997, the officers and directors as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Investment Company.

INVESTMENT ADVISORY AND OTHER SERVICES

Management Agreement. The Advisor, in addition to providing investment management services, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical, and bookkeeping functions of the Investment Company, provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the offices of the Investment Company. The Advisor is responsible to pay sub-transfer agency fees when such entities are engaged in connection with share holdings in the Fund acquired by certain retirement plans.

For its services under the Investment Advisory and Administration Agreement (the "Advisory Agreement"), the Advisor is paid a monthly fee at the annual rate of 1.00% of the Fund's average net assets. The Fund will pay all of its own expenses not assumed by the Advisor, including, but not limited to, the following: custodian, stock transfer, and dividend disbursing fees and expenses; taxes and insurance; expenses of the issuance and redemption of shares of the Fund (including stock certificates, registration or qualification fees and expenses); legal and auditing expenses; and the costs of stationery and forms prepared exclusively for the Fund.

The allocation of general Investment Company expenses among its series is made on a basis that the directors deem fair and equitable, which may be based on the relative net assets of each series or the nature of the services performed and relative applicability to each series.

As noted in the Prospectus, the Advisor anticipates waiving its fees and reimbursing the Fund for other operating expenses in order to limit total operating expenses to 1.40% of average net assets. Any reductions made by the Advisor in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitation. The Advisor generally seeks reimbursement for the oldest reductions before payment by the Fund for fees and expenses for the current year. In considering approval of the Fund's Advisory Agreement, the Board of Directors specifically considered and approved the provision which permits the Advisor to seek reimbursement of any reduction made to its fees within the three-year period. The Advisor's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund's ability to effect such reimbursement and remain in compliance with the 1.40% limitation on annual operating expenses. Second, the Advisor must specifically request the reimbursement from the Board of Directors. Third, the Board of Directors must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable; but the full amount of the potential liability will appear in a footnote to the Fund's financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Advisor intends to seek such reimbursement and that the Board of Directors has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

The directors of the Advisor are David L. Redo, Vincent P. Kuhn, Jr., Jon S. Higgins, Peter F. Landini, Michael H. Kosich and Albert W. Kirschbaum.


The Advisory Agreement with respect to the Fund may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, and (ii) the vote of a majority of directors who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement also provides that either party thereto has the right with respect to the Fund to terminate it without penalty upon sixty (60) days' written notice to the other party, and that the Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).


The Advisor's employees may engage in personal securities transactions. However, the Investment Company and the Advisor have adopted a Code of Ethics for the purpose of establishing standards of conduct for the Advisor's employees with respect to such transactions. The Code of Ethics includes some broad prohibitions against fraudulent conduct, and also includes specific rules, restrictions, and reporting obligations with respect to personal securities transactions of the Advisor's employees. Generally, each employee is required to obtain prior approval from the Advisor's compliance officer in order to purchase or sell a security for the employee's own account. Purchases or sales of securities which are not eligible for purchase or sale by the Fund or any other client of the Advisor are exempted from the prior approval requirement, as are certain other transactions which the Advisor believes present no potential conflict of interest. The Advisor's employees are also required to file with the Advisor quarterly reports of their personal securities transactions.

The Sub-Advisor. The Advisory Agreement authorizes the Advisor, at its option and at its sole expense, to appoint a Sub-Advisor, which may assume all or a portion of the responsibilities and obligations of the Advisor pursuant to the Advisory Agreement as shall be delegated to the Sub-Advisor. Any appointment of a Sub-Advisor and assumption of responsibilities and obligations of the Advisor by such Sub-Advisor is subject to approval by the Board of Directors and, if required by the law, the shareholders of the Fund. The Sub-Advisor is overseen by the members of the Fremont Investment Committee. See "Investment Company Directors and Officers." The Advisor has no current intention to use a sub-advisor for the Fund.

Principal Underwriter. The Fund's principal underwriter is First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (the "Distributor"). The Distributor is engaged on a non-exclusive basis to assist in the distribution of shares in various jurisdictions. The Distributor receives compensation from the Advisor and is not paid either directly or indirectly by the Investment Company. The Distributor will receive compensation of $50,000 from the Advisor with respect to the fiscal year ended October 31, 1998 for services as Distributor.

Transfer Agent. State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, serves as Transfer and Dividend Disbursing Agent and shareholder service agent. The Transfer Agent is not involved in determining investment policies of the Fund or its portfolio securities transactions. Its services do not protect shareholders against possible depreciation of their assets. The fees of State Street Bank and Trust Company are paid by the Fund and thus borne by the Fund's shareholders. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City ("United Missouri Bank") through which all payments for the funds will be processed.

Administrator. The Advisor has retained Investment Company Administration Corporation (the "Administrator"), with offices at 2025 East Financial Way, Suite 101, Glendora, California 91741. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Directors; prepare and/or supervise the preparation and filing of securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's notice filings to sell shares in all states where the Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of materials required to be sent to shareholders; and perform such additional services as may be agreed upon by the Advisor and the Administrator. For its services, the Advisor (not the Fund) pays the Administrator an annual fee equal to .02% of the first $1 billion of the Investment Company's average daily net assets, 0.015% thereafter, subject to a minimum annual fee of $20,000 per Fund.


PLAN OF DISTRIBUTION

As stated in the Prospectus, the Fund has adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to compensate the Advisor for expenses incurred in the distribution and promotion of the Fund's shares, including, but not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing, and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Plan expressly permits payments in any fiscal year up to a maximum of .25% of the average daily net assets of the Fund. It is possible that the Advisor could receive compensation under the Plan that exceeds the Advisor's costs and related distribution expenses, thus resulting in a profit to the Advisor.

Agreements implementing the Plan (the "Implementation Agreements") are in writing and have been approved by the Board of Directors. All payments made pursuant to the Plan are made in accordance with written agreements and are reviewed by the Board of Directors at least quarterly.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Investment Company's Board of Directors and by a vote of the Directors who are not interested persons of the Investment Company and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Directors") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Directors or by a vote of the holders of a majority of the outstanding shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Directors or by a vote of the holders of a majority of the outstanding shares of the Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Investment Company's Board of Directors and by a vote of the Independent Directors.

In approving the Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Board of Directors believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund, which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification, and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Directors make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, the costs to and expenses incurred by the Advisor pursuant to the Plan and the purposes underlying such cash and expenditures must be reported quarterly to the Board of Directors for its review. In addition, the selection and nomination of those Directors who are not interested persons of the Investment Company are committed to the discretion of the Independent Directors during such period.

Pursuant to the Plan, the Fund may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Investment Company believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Investment Company believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

EXECUTION OF PORTFOLIO TRANSACTIONS

There are occasions on which portfolio transactions for the Fund may be executed as part of concurrent authorizations to purchase or sell the same security for other accounts served by the Advisor, including other series of the Investment Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Fund, they will be effected only when the Advisor believes that to do so will be in the best interest of the Fund. When such concurrent authorizations occur, the objective will be to allocate the executions in a manner which is deemed equitable to the accounts involved, including the Fund and the other series of the Investment Company.

The Fund contemplates purchasing foreign equity and/or fixed-income securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Fixed commissions on foreign stock transactions and transaction costs with respect to foreign fixed-income securities are generally higher than negotiated commissions on United States transactions, although the Fund will endeavor to achieve the best net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Fund in the form of American Depository Receipts ("ADRs") or similar instruments. ADRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The government securities issued by the United States and other countries and money market securities in which the Fund may invest are generally traded in the over-the-counter markets.

Subject to the requirement of seeking the best available prices and executions, the Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and executions, give preference to broker-dealers who have provided investment research, statistical, and other related services to the Advisor for the benefit of the Fund and/or other accounts served by the Advisor. Such preferences would only be afforded to a broker-dealer if the Advisor determines that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by that broker-dealer and only to a broker-dealer acting as agent and not as principal. The Advisor is of the opinion that, while such information is useful in varying degrees, it is of indeterminable value and does not reduce the expenses of the Advisor in managing the Fund's portfolio.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Directors, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor, or an affiliated person of such person.

HOW TO INVEST

Price of Shares. The price to be paid by an investor for shares of the Fund, the public offering price, is based on the net asset value per share which is calculated once daily as of the earlier of 4:00 p.m. Eastern time or the close of the regular session of the New York Stock Exchange. The New York Stock Exchange is currently closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, and Christmas Day; and (ii) the preceding Friday when any one of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday.

The Fund will calculate its net asset value and complete orders to purchase, exchange, or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). The Fund's portfolio securities may from time to time be listed on foreign stock exchanges or otherwise traded on foreign markets which may trade on other days (such as Saturday). As a result, the net asset value of the Fund may be significantly affected by such trading on days when a shareholder has no access to the Fund. See also in the Prospectus at "General Investment Policies - Special Considerations in International Investing," "Calculation of Net Asset Value and Public Offering Price," "How to Invest," "How to Redeem Shares," and "Shareholder Account Services and Privileges - Exchanges Between Funds."

1. Fixed-income obligations with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. However, in circumstances where the Advisor deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The Fund amortizes to maturity all securities with 60 days or less remaining to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Where market quotations are not readily available, securities are valued at fair value pursuant to methods approved by the Board of Directors.

2. Equity securities, including ADRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

3. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, European or Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of securities held by the Fund used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

4. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Advisor.

5. The Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained.

6. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

OTHER INVESTMENT AND REDEMPTION SERVICES

The Open Account. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment, redemption, or distribution (dividend or capital gain), the shareholder will receive from the Sub-Transfer Agent a confirmation statement showing the current transaction in the shareholder account, along with a summary of the status of the account as of the transaction date.

Payment and Terms of Offering. Payment of shares purchased should accompany the purchase order, or funds should be wired to the Sub-Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars and be made payable to the appropriate Fremont Fund. Third party checks, credit cards, and cash will not be accepted.

As a condition of this offering, if an order to purchase shares is canceled due to nonpayment (for example, because of a check returned for "not sufficient funds"), the person who made the order will be responsible for reimbursing the Advisor for any loss incurred by reason of such cancellation. If such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in the shareholder's account for the then-current net asset value per share to reimburse the Fund for the loss incurred. Such loss shall be the difference between the net asset value of the Fund on the date of purchase and the net asset value on the date of cancellation of the purchase. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

The Investment Company reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Investment Company until it has been confirmed in writing by the Sub-Transfer Agent (or other arrangements made with the Investment Company, in the case of orders utilizing wire transfer of funds) and payment has been received. To protect existing shareholders, the Investment Company reserves the right to reject any offer for a purchase of shares by any individual.

Redemption in Kind. The Investment Company may elect to redeem shares in assets other than cash but must pay in cash all redemptions with respect to any shareholder during any 90-day period in an amount equal to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period.

Suspension of Redemption Privileges. The Investment Company may suspend redemption privileges with respect to the Fund or postpone the date of payment for more than seven calendar days after the redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Investment Company to dispose of securities owned by it or to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

TAXES - MUTUAL FUNDS


Status as a "Regulated Investment Company." The Fund will be treated under the Code as a separate entity, and the Fund intends to qualify and elect, and to continue to qualify, to be treated as a separate "regulated investment company" under Subchapter M of the Code. To qualify for the tax treatment afforded a regulated investment company under the Code, the Fund must annually distribute at least 90% of the sum of its investment company taxable income (generally net investment income and certain short-term capital gains) and its tax-exempt interest income (if any), and meet certain diversification of assets and other requirements of the Code. If the Fund qualifies for such tax treatment, it will not be subject to federal income tax on the part of its investment company taxable income and its net capital gain which it distributes to shareholders. To meet the requirements of the Code, the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or currencies;
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than

25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Income and gain from investing in gold or other commodities will not qualify in meeting the 90% gross income test.


Even though the Fund intends to qualify as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 of such year, and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (I) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The Fund intends to meet these distribution requirements to avoid the excise tax liability.

If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.


Distributions of Net Investment Income. Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income. Shareholders will be taxed for federal income tax purposes on dividends from the Fund in the same manner whether such dividends are received as shares or in cash. To the extent that dividends received by the Fund would qualify for the dividends received deduction available to corporations, the Fund must designate in a written notice to shareholders the amount of the Fund's dividends that would be eligible for this treatment. In order to qualify for the dividends received deduction, a corporate shareholder must hold the Fund's shares paying the dividends, upon which a dividend received deduction would be based, for at least 46 days without protection from risk of loss. Similar requirements apply to the Fund with respect to each qualifying dividend the Fund receives.

Net Capital Gains. Any distributions designated as being made from the Fund's net capital gains will be taxable as long-term capital gains or mid-term capital gains, as the case may be, regardless of the holding period of the shareholders of the Fund's shares. Shareholders are advised to consult their tax advisor regarding application of these rules to their particular circumstances.


Capital loss carryforwards result when the Fund has net capital losses during a tax year. These are carried over to subsequent years and may reduce distributions of realized gains in those years. Unused capital loss carryforwards expire in eight years. Until such capital loss carryforwards are offset or expire, it is unlikely that the Board of Directors will authorize a distribution of any net realized gains.


Non-U.S. Shareholders. Under the Code, distributions of net investment income by the Fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. tax withholding (at a 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term or mid-term capital gains or any gains arising from the redemption of shares are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

Other Information. The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, futures contracts held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent

(60%) of any net realized gain or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency transactions. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. See also "Investment Objective, Policies, and Risk Considerations" in this Statement of Additional Information.

Although not expected, it is possible that the Fund would invest in shares of a foreign entity that is classified for U.S. tax purposes as a passive foreign investment company ("PFIC"). If the Fund makes such an investment, the Fund may elect to mark its PFIC shares to market for tax purposes annually. Such marking to market may cause the Fund to realize gains which will be treated as ordinary income and which will have t be distributed in accordance with applicable distribution requirements even though the Fund does not receive cash income with respect to those PFIC shares in that tax period. In the future, under new federal tax legislation, marking to market may cause the Fund to realize losses which may reduce the amount of income available for distribution to shareholders. If the Fund elects not to mark its PFIC shares to market, the Fund may become subject to tax and interest charges with respect to its PFIC share gains.


Any loss realized on redemption or exchange of the Fund's shares will be disallowed to the extent shares are reacquired within the 61 day period beginning 30 days before and ending 30 days after the shares are redeemed or exchanged.

Under the Code, the Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year. The Fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not anticipated that shareholders will be entitled to a foreign tax credit or deduction for such foreign taxes.

The foregoing is a general abbreviated summary of present United States federal income taxes on dividends and distributions by the Fund. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state, and local taxes applicable to dividends and distributions received.

ADDITIONAL INFORMATION

Custodian. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, acts as Custodian for the Investment Company's assets, and as such safekeeps the Fund's portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Investment Company's request, and maintains records in connection with its duties.

Independent Auditors; Financial Statements. The Investment Company's independent auditors are Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105. Coopers & Lybrand L.L.P. will conduct an annual audit of the Fund, assist in the preparation of the Fund's federal and state income tax returns, and consult with the Investment Company as to matters of accounting, regulatory filings, and federal and state income taxation.

Legal Opinions. The validity of the shares of common stock offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104. In addition to acting as counsel to the Investment Company, Paul, Hastings, Janofsky & Walker LLP has acted and may continue to act as counsel to the Advisor and its affiliates in various matters.

Use of Name. The Advisor has granted the Investment Company the right to use the "Fremont" name and has reserved the rights to withdraw its consent to the use of such name by the Investment Company at any time, or to grant the use of such name to any other company, and the Investment Company has granted the Advisor, under certain conditions, the use of any other name it might assume in the future, with respect to any other investment company sponsored by the Advisor.

Shareholder Voting Rights. The Investment Company currently issues shares in twelve series and may establish additional classes or series of shares in the future. When more than one class or series of shares is outstanding, shares of all classes and series will vote together for a single set of directors, and on other matters affecting the entire Investment Company, with each share entitled to a single vote. On matters affecting only one class or series, only the shareholders of that class or series shall be entitled to vote. On matters relating to more than one class or series but affecting the classes and series differently, separate votes by class and series are required. Shareholders holding 10% of the shares of the Investment Company may call a special meeting of shareholders.

Liability of Directors and Officers. The Articles of Incorporation of the Investment Company provide that, subject to the provisions of the 1940 Act, to the fullest extent permitted under Maryland law, no officer or director of the Investment Company may be held personally liable to the Investment Company or its shareholders.

Other Investment Information. The Advisor directs the management of over $4.7 billion of assets and internally manages over $1.9 billion of assets for retirement plans, foundations, private portfolios, and mutual funds. The Advisor's philosophy is to apply a long-term approach to investing that balances risk and return potential.

Historical annual returns of various market indices may be used to represent the returns of various asset classes as follows:

(1)  U.S. Stocks: Standard & Poor's 500 Index;

(2)  Foreign Stocks: Morgan Stanley Europe, Australia and Far East (EAFE) Index;

(3) Intermediate U.S. Bonds: Lehman Brothers Intermediate Government/Corporate Bond Index;

(4)  Foreign Bonds: Salomon Brothers Non-U.S. Dollar Bond Index; and

(5)  Money  Market  Securities:  1980-1986,  90 day  U.S.  Treasury  Bill  rate:
     1987-1992 Donoghue First Tier Money Market Fund Average.

The total returns for the above indices for the years 1980 through 1996 are as follows (source: Fremont Investment Advisors, Inc.):


                                                          Money
             U.S.    Foreign   Intermediate   Foreign    Market
            Stocks   Stocks    U.S. Bonds      Bonds   Securities
     1980   32.4%    24.4%        6.4%         14.2%      11.8%
     1981   -5.0%    -1.0%       10.5%         -4.6%      16.1%
     1982   21.3%    -0.9%       26.1%         11.9%      10.7%
     1983   22.3%    24.6%        8.6%          4.4%       8.6%
     1984    6.3%     7.9%       14.4%         -1.9%      10.0%
     1985   31.8%    56.7%       18.1%         35.0%       7.5%
     1986   18.7%    70.0%       13.1%         31.4%       5.9%
     1987    5.1%    24.9%        3.7%         35.2%       6.0%
     1988   16.8%    28.8%        6.7%          2.4%       6.9%
     1989   31.4%    11.1%       12.8%         -3.4%       8.5%
     1990   -3.2%   -23.0%        9.2%         15.3%       7.5%
     1991   30.6%    12.9%       14.6%         16.2%       5.5%
     1992    7.7%   -11.5%        7.2%          4.8%       3.3%

     1993   10.0%    33.3%        8.8%         15.1%       2.6%
     1994    1.3%     8.1%       -1.9%          6.0%       3.6%
     1995   37.5%    11.2%       15.3%         19.6%       5.3%
     1996   23.0%     6.1%        4.1%          4.5%       4.8%

The Fund is best suited as a long-term investment. While it offers higher potential total returns than certificates of deposit or money market funds, it involves added return volatility or risk. The prospective investor must weigh this potential for higher return against the associated higher risk.


The Investment Company offers shares in twelve additional series under separate Prospectuses and Statements of Additional Information.


INVESTMENT RESULTS

The Investment Company may from time to time include information on the investment results of the Fund in advertisements or in reports furnished to current or prospective shareholders.

The average annual rate of return ("T") for a given period is computed by using the redeemable value at the end of the period ("ERV") of a hypothetical initial investment of $1,000 ("P") over the period in years ("n") according to the following formula as required by the SEC:

              P(1+T)n = ERV

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and (2) a complete redemption at the end of any period illustrated. The Fund will calculate total return for one, five, and ten-year periods after such a period has elapsed, and may calculate total returns for other periods as well. In addition, the Fund will provide lifetime average annual total return figures.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that current or past total return should not be considered representations of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies.

The Investment Company may from time to time compare the investment results of the Fund with, or refer to, the following:

(1) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During certain periods, the maximum rates paid on some savings deposits were fixed by law.

(2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

(3) Statistics reported by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives, and assets.

(4) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 large publicly traded U.S. common stocks.

(5)  Dow Jones Industrial Average.

(6)  CNBC/Financial News Composite Index.

(7) Russell 1000 Index, which reflects the common stock price changes of the 1,000 largest publicly traded U.S. companies by market capitalization.

(8) Russell 2000 Index, which reflects the common stock price changes of the 2,000 largest publicly traded U.S. companies by market capitalization.

(9) Russell 3000 Index, which reflects the common stock price changes of the 3,000 largest publicly traded U.S. companies by market capitalization.

(10) Wilshire  5000  Index,   which  reflects  the  investment   return  of  the
     approximately 5,000 publicly traded securities for which daily pricing is available, weighted by market capitalization, excluding income.

(11) Salomon Brothers Broad Investment Grade Index, which is a widely used index composed of U.S. domestic government, corporate, and mortgage-backed fixed income securities.

(12) Wilshire Associates, an on-line database for international financial and economic data including performance measures for a wide variety of securities.

(13) Morgan Stanley Europe, Australia and Far East (EAFE) Index, which is composed of foreign stocks.

(14) IFC Emerging Markets Investables Indices, which measure stock market performance in various developing countries around the world.

(15) Salomon Brothers World Bond Index, which is composed of domestic and foreign corporate and government fixed income securities.

(16) Lehman Brothers Government/Corporate Bond Index, which is a widely used index composed of investment quality U.S. government and corporate fixed income securities.

(17) Lehman Brothers Government/Corporate Intermediate Bond Index, which is a widely used index composed of investment quality U.S. government and corporate fixed income securities with maturities between one and ten years.

(18) Salomon Brothers World Government Bond Index, which is a widely used index composed of U.S. and non-U.S. government fixed income securities of the major countries of the World.

(19) 90-day U.S. Treasury Bills Index, which is a measure of the performance of constant maturity 90-day U.S. Treasury Bills.

(20) Donoghue First Tier Money Fund Average, which is an average of the 30-day yield of approximately 250 major domestic money market funds.

(21) Salomon Brothers Non-U.S. World Government Bond Index, which is the World Government Bond index excluding its U.S. market component.

(22) Salomon Brothers Non-Dollar Bond Index, which is composed of foreign corporate and government fixed income securities.

(23) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

(24) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

(25) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

(26) Datastream and Worldscope, which is an on-line database retrieval service for information including but not limited to international financial and economic data.

(27) International Financial Statistics, which is produced by the International Monetary Fund.

(28) Various publications and annual reports such as the World Development Report, produced by the World Bank and its affiliates.

(29) Various publications from the International Bank for Reconstruction and Development/The World Bank.

(30) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, and Standard Poor's Ratings Group.

(31) Various publications from the Organization for Economic Cooperation and Development. Indices prepared by the research departments of such financial organizations as the Sub-Advisor of the Funds; J.P. Morgan; Lehman Brothers; S.G. Warburg; Jardine Fleming; the Asian Development Bank; Bloomberg, L.P.; Morningstar, Inc; Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Morgan Stanley; Bear Stearns & Co., Inc.; Prudential Securities, Inc.; Smith Barney Inc.; and Ibbottson Associates of Chicago, Illinois ("Ibbottson") may be used, as well as information provided by the Federal Reserve and the respective central banks of various countries.

The Investment Company may use performance rankings and ratings reported periodically in national financial publications such as, but not limited to, Money Magazine, Forbes, The Wall Street Journal, Investor's Business Daily, Fortune, Smart Money, Business Week, and Barron's.

The Advisor believes the Fund is an appropriate investment for long-term investment goals including, but not limited to, funding retirement, paying for education, or purchasing a house. The Fund does not represent a complete investment program, and investors should consider the Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

The Advisor believes that a growing number of consumer products, including, but not limited to, home appliances, automobiles, and clothing, purchased by Americans are manufactured abroad. The Advisor believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, the Investment Company may refer to or advertise the names of such companies although there can be no assurance that the Fund may own the securities of these companies.

From time to time, the Investment Company may refer to the number of shareholders in the Fund or the aggregate number of shareholders in all Fremont Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Savings, Inc. in advertising materials.

The Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Fund may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Fund differs from bank investments in several respects. The Fund may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Fund will have a fluctuating share price and return and is not FDIC insured.

The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

The Investment Company may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, the Investment Company may describe general principles of investing, such as asset allocation, diversification, and risk tolerance. Ibbottson provides historical returns of capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

The Investment Company may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, the Advisor may reference or discuss its products and services, which may include retirement investing, the effects of dollar-cost averaging, and saving for college or a home. In addition, the Advisor may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

The Fund may discuss its NASDAQ symbol, CUSIP number, and its current portfolio management team. From time to time, the Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Fund may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of Fremont Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation, and R2 in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if a fixed number of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Fund may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

The Fund may describe in its sales material and advertisements how an investor may invest in the Fund through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Fund may also discuss these accounts and plans which include the following:

Individual Retirement Accounts (IRAs): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). If your spouse is not employed, a total of $2,250 may be contributed each year to IRAs set up for each individual (subject to the maximum of $2,000 per IRA). Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year after you become 70 1/2, or thereafter.

Rollover IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAs and SIMPLE IRAs: Simplified employee pension (SEP) plans and SIMPLE plans provide employers and self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

Profit sharing (including 401(k) and money purchase pension plans): Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

The Advisor may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Fund and the Advisor will quote certain information including, but not limited to, data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources the Advisor deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance
      Corporation, and Datastream.

2) Stock market trading volume: Morgan Stanley Capital International World Indices, and International Finance Corporation.

3) The number of listed companies: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates, and Salomon Brothers, Inc.

6) Stock market performance: Morgan Stanley Capital International World Indices, International Finance Corporation, and Datastream.

7) The Consumer Price Index and inflation rate: The World Bank, Datastream, and International Finance Corporation.

8)   Gross Domestic Product (GDP): Datastream and The World Bank.

9) GDP growth rate: International Finance Corporation, The World Bank, and Datastream.

10)  Population: The World Bank, Datastream, and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream, and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank, and Datastream.

14) Top three companies by country, industry, or market: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand, and growth in demand of certain products, services, and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services, and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg, and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18)  Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds - credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20)  Dividend for U.S. and non-U.S. companies: Bloomberg.

In advertising and sales materials, the Advisor may make reference to or discuss its products, services, and accomplishments. Such accomplishments do not provide any assurance that the Fund's investment objective will be achieved.

                           FREMONT INVESTMENT ADVISORS

                              Innovative Investment
                                 Management and
                                Advisory Services













                     A subsidiary of Fremont Investors, Inc.

                                THE FREMONT GROUP

      The Fremont Group manages over $6 billion in four key business areas.


     Fremont  Investment  Advisors,  Inc.  (FIA),  is a  subsidiary  of  Fremont
Investments, Inc., which is affiliated with The Fremont Group. Fremont Investors, Inc. employs over 200 professionals in offices throughout the United States and manages over $6 billion in four key business areas.


     Direct   Investments  -  Fremont  holds  significant  equity  positions  in companies from a broad range of industries including:

                    o Crown Pacific -- timber/lumber

                    o Petro Shopping Centers -- full-service truck stops

                    o Trinity Ventures -- venture capital

Real Estate - Fremont Properties, Inc., a subsidiary of Fremont Investors, Inc. acquires and develops commercial, retail and industrial real estate. Fremont Properties also manages over 6 million square feet of real estate in 29 properties across the U.S.

Energy - Activities of The Fremont Group's energy affiliate, Fremont Energy L.P., include oil and natural gas exploration and development

Securities  Management  - Through its  affiliated  company,  Fremont  Investment
Advisors, The Fremont Group manages over $4.7 billion in global investment portfolios.

                           FREMONT INVESTMENT ADVISORS

       Fremont Investment Advisors provides investment management services to both institutional and individual clients.


     Originally organized to manage the marketable securities of Bechtel, Fremont Investment Advisors' professional staff operated for many years within Bechtel's treasury area. In 1986, FIA became a separate organization.

     FIA is a registered investment advisor which provides investment management and advisory services to a variety of clients including:

              --  defined benefit plans

              --  defined contribution plans

              --  foundations and trusts

              --  high net worth individuals

     Major clients include the Bechtel Retirement Plan which has over 15,000 participants and was recently rated as one of the ten best corporate retirement plans in the U.S. by Worth Magazine.




                              FREMONT MUTUAL FUNDS

     The Fremont Funds offer investors eleven no-load mutual funds in a wide variety of investment areas.

Fremont Investment Advisors formed the Fremont Mutual Funds in 1988 in response to retiring Bechtel employees who were taking their retirement savings out of the Bechtel Retirement Plan. These employees were looking for low cost mutual fund options for their personal investments and retirement plan distributions.

     The Fremont Family of Funds includes eleven no-load mutual funds in a variety of investment disciplines. From conservative bond and money market funds to aggressive U.S. micro-cap and international small cap stock funds, Fremont Mutual Funds offer investors a full range of investment options.

                        INNOVATIVE INVESTMENT MANAGEMENT

     Fremont Investment Advisors utilizes both internal and external investment management expertise.



     Fremont Investment Advisors is innovative in its approach to investment management. By combining the talents of both internal and external investment managers, FIA offers the highest quality management in each investment discipline.

     This "hybrid" approach allows FIA to concentrate resources in investment areas where its investment professionals excel. These areas include global asset allocation, economic analysis and the municipal bond market.

     For other specialty investment disciplines, FIA selects external or "outside" managers with excellent long-term performance track records within the institutional marketplace. This close partnership provides smaller institutional and individual investors with access to the investment management expertise usually reserved only for the largest institutional investors.

                FIA's current team of external managers includes:

                         International Stock Investments
                           --Acadian Asset Management

             --Nicholas Applegate Capital Management (Hong Kong) LLC

                                Bond Investments
                     --Pacific Investment Management Company
                                     (PIMCO)

                   -- U.S. Micro-Cap and Small Cap Investment
                           Kern Capital Management LLC
                                      (KCM)




            For more information about Fremont or the Fremont Funds,
                      please call 800-548-4539 (press 1).

                                THE FREMONT GROUP
                                  ORGANIZATION
                            |      |       |       |
                            |      |       |       |
                            |      |       |       |
        Direct Investments         |       |       |
                                   |       |       |
                            Real Estate    |       |
                                           |       |
                                      Energy       |
                                                   |
                                         Securities Management
                                                   |
                                                   |
                                               Fremont          Fremont
                                               Investment --    Mutual
                                               Advisors         Funds

APPENDIX A: DESCRIPTION OF RATINGS

Description of Commercial Paper Ratings:

Moody's Investors Service, Inc. employs the designation "Prime-1" to indicate commercial paper having the highest capacity for timely repayment.

Issuers rated Prime-1 "have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity."

Standard & Poor's Ratings Group's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - "This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation."

Fitch Investors Services, Inc.'s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ - "Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment."

F-1 - "Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+."

Duff & Phelps Credit Rating Co. employs the designation "D-1" to indicate high-grade short-term debt.

D-1+ - "Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources or funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations."
                                   Appendix-1

D-1 - "Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor."

D-1- - "High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small."

IBCA Limited's short-term ratings range from "A1" for the highest quality obligation to "C" for the lowest.

A1 - "Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of 'A1+' is assigned."

Thomson BankWatch assigns short-term debt ratings ranging from "TBW-1" to "TBW-4." Important factors that may influence its assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure.

TBW-1 - "The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis."

Description of Bond Ratings:

Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." The ratings from "Aa" through "B" may be modified by the addition of 1, 2 or 3 to show relative standing within the major rating categories. Investment ratings are as follows:

Aaa - Best quality. These securities "carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

Aa - High quality by all standards. "They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

A - Upper medium grade obligations. These bonds possess many favorable investment attributes. "Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."
                                   Appendix-2

Baa - Medium grade obligations. "Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

Standard & Poor's Ratings Group rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - Highest rating. "Capacity to pay interest and repay principal is extremely strong."

AA - High grade.  "Very strong capacity to pay interest and repay principal."

A - "Strong capacity to pay interest and repay principal," although "somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories."

BBB - "Adequate capacity to pay interest and repay principal." These bonds normally exhibit adequate protection parameters, but "adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

Fitch Investors Services, Inc. rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings from "AA" through "C" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events."

AA - "Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds are rated 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'."

A - "Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings."
                                   Appendix-3

BBB - "Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings."

Duff & Phelps Credit Rating Co. rates the long-term debt securities of various entities in categories ranging from "AAA" to "DD." The ratings from "AA" through "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt."

AA - "High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions."

A - "Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress."

BBB - "Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles."

IBCA Limited rates the long-term debt securities of various entities in categories ranging from "AAA" to "C." The ratings below "AAA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially."

AA - "Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly."

A - "Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk."
                                   Appendix-4

BBB - "Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories."

Thomson BankWatch rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

A - " Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

BBB - "The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."
                                   Appendix-5

                           FREMONT MUTUAL FUNDS, INC.

                            PART C; OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS

           (a)      Financial Statements: None

           (b)      Exhibits -- Exhibits required by Part C, Item 24 of
                    Form N-1A

           (1)      (a)      Articles of Incorporation -- on file
                             (File No. 811-5632)

                    (b)      Articles of Amendment -- on file
                             (File No. 811-5632)

                    (c) Articles of Amendment changing name -- on file (File No. 811-5632)

                    (d) Articles Supplementary relating to shares of International Growth Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

                    (e) Articles Supplementary for Income Fund, changing name to Bond Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

                    (f) Articles Supplementary relating to shares of the International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (g) Articles Supplementary relating to shares of the U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (h) Articles Supplementary relating to shares of the Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

           (2) Bylaws -- on file (File No. 811-5632 under Post-Effective Amendment No. 21 filed January 20, 1996)

           (3)      None

           (4) Forms of specimen stock certificate -- shares are issued in uncertificated form only


           (5)      (a)      Amended  and  Restated   Investment   Advisory  and
                             Administrative Services Agreement relating to Money
                             Market Fund, Global Fund,  California  Intermediate
                             Tax-Free Fund, Bond Fund,  Growth Fund and Emerging
                             Markets Fund -- on file (File No. 811-5632)

                    (b) Investment Advisory and Administrative Services Agreement relating to International Growth Fund
                             -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

                    (c) Investment Advisory and Administrative Services Agreement relating to International Small-Cap Fund and U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 19 filed August 1, 1994)

                    (d) Portfolio Management Agreement with Pacific Investment Management Co. and Fremont Investment Advisors, Inc. for Bond (formerly Income) Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

                    (e) Portfolio Management Agreement with Acadian Asset Management, Inc. and Fremont Investment Advisors, Inc. for International Small Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (f) Form of Portfolio Management Agreement with Credit Lyonnais International Asset Management (HK) Limited for Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

           (6)      Distribution Agreement with First Fund Distributors, Inc.

           (7)      None

           (8) Custodian Agreement with The Northern Trust Company -- on file (File No. 811-5632 under Post-Effective Amendment No. 21 filed January 20, 1996)

           (9)      (a)      Transfer, Dividend Disbursing, Shareholder Service
                             and Plan Agency Agreement with Fremont Investment

                             Advisors, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28,
                             1997)

                    (b) Sub-Transfer Agency Agreement with Countrywide Fund Services, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28, 1997)

                    (c) Administration Agreement with Investment Company Administration Corporation (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17, 1997)

                    (d) License Agreement relating to the Mark "Fremont" with Fremont Investment Advisors, Inc. -- on file (File No. 811-5632)

                    (e) Investment Accounting Agreement between Investors Fiduciary Trust Company and Fremont Mutual Funds, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

           (10)     Opinion and Consent of Counsel -- on file (File No.
                    811-5632)

           (11)     Inapplicable

           (12)     Inapplicable

           (13)     (a)      Subscription Agreement with initial
                             shareholders -- on file (File No. 811-5632
                             under Post-Effective Amendment filed May 11,
                             1992)

                    (b)      Subscription Agreement with initial
                             shareholders of International Growth Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

                    (c)      Subscription Agreement with initial
                             shareholders of International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (d)      Subscription Agreement with initial
                             shareholders of U.S. Micro-Cap Fund -- on file

                     (File No. 811-5632 under Post-Effective
                             Amendment No. 18 filed April 22, 1994)

           (14)     Retirement Plans -- on file (File No. 811-5632)


           (15) Form of Plan of Distribution Pursuant to Rule 12b-1 -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

           (16)     Inapplicable

           (17)     Inapplicable

           (18)     Inapplicable


Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
           REGISTRANT

           Stephen D. Bechtel, Jr. and members of his family, including trusts for family members, would be considered controlling persons under applicable Securities and Exchange Commission regulations, on account of their shareholdings in the Funds.


Item 26.   NUMBER OF HOLDERS OF SECURITIES

                                                 Number of Record
                                                  Holders as of
TITLE OF CLASS                                   October 31, 1997

Capital Stock -- Money Market Fund                    1,613

Capital Stock -- Global Fund                          3,530

Capital Stock -- California Intermediate                171
                  Tax-Free Fund

Capital Stock -- Bond Fund                              394

Capital Stock -- Growth Fund                          1,949

Capital Stock -- International Growth Fund              243

Capital Stock -- International Small Cap Fund           269

Capital Stock -- U.S. Micro-Cap Fund                  6,568

Capital Stock -- Emerging Markets Fund                  401

Capital Stock -- Institutional U.S. Micro-Cap Fund       13

Capital Stock -- U.S. Small Cap Fund                     49

Item 27.    INDEMNIFICATION

                  Article VII(g) of the Articles of Incorporation, filed as Exhibit (1), Item 24(b), provides for indemnification of certain persons acting on behalf of the Funds.

                  The Funds and the Advisor are jointly insured under an errors and omissions policy issued by American International Specialty Lines Insurance Company.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In particular, the Articles of the Company provide certain limitations on liability of officers and directors. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  See the material following the captions "Advisory Agreement" and "Advisory and Sub-Advisory Agreements" appearing as a portion of Parts A hereof and "Investment Advisory and Other Services" appearing as a portion of Part B hereof.

Item 29.  Principal Underwriter.

     (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

              Advisors Series Trust
                  -   American Trust Allegiance Fund
                  -   InformationTech 100(R) Fund
                  -   Kaminski Poland Fund
                  -   Rockhaven Funds (The)
              Fleming Capital Mutual Fund Group, Inc.
              Fremont Mutual Funds, Inc.
              Jurika & Voyles Fund Group
              RNC Mutual Fund Group, Inc.
              PIC Investment Trust
              Professionally Managed Portfolios
                  -   Avondale Total Return Fund
                  -   Perkins Opportunity Fund
                  -   Osterweis Fund
                  -   ProConscience Women's Equity Mutual Fund
                  -   Academy Value Fund
                  -   Kayne, Anderson Rising Dividends Fund
                  -   Trent Equity Fund
                  -   Leonetti Balanced Fund
                  -   Lighthouse Growth Fund
                  -   U.S. Global Leaders Growth Fund
                  -   Boston Managed Growth Fund
                  -   Harris Bretall Sullivan & Smith Growth Fund
                  -   Insightful Investor Growth Fund
                  -   Hodges Fund
                  -   Penza Growth Fund
                  -   Titan Investment Fund
              Purisima Total Return Fund
              Rainier Investment Management Mutual Funds

     (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:


Name and Principal        Position and Offices with    Positions and Offices
Business Address*         First Fund Distributors,        with Registrant
-----------------         ------------------------        ---------------
                          Inc.
                          ----

Robert H. Wadsworth       President and Treasurer       Assistant Secretary

Steven J. Paggioli        Vice President and                    None
                          Secretary

Eric M. Banhazl           Vice President                Assistant Treasurer

* The principal business address of persons and entities listed is 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS

                  Accounts, books, and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Fremont
Investment Advisors, Inc., 333 Market Street, 26th Floor, San Francisco, California 94105. Other books and records will be maintained by the sub-advisers to the Funds.

                  Records   covering    stockholder   accounts   and   portfolio
transactions are also maintained and kept by the Funds' Sub-Transfer Agent, Countrywide Fund Services, Inc., and by the Custodian, The
Northern Trust Company.

Item 31.    MANAGEMENT SERVICES

                  None


Item 32.    UNDERTAKINGS

            (a)      Inapplicable

            (b) The Registrant undertakes to file a Post-Effective Amendment, using financial statements of the Fremont Real Estate Securities Fund and the Fremont Select Fund which need not be certified, within four to six months from the effective date of such Fund.

            (c) The information required by part 5A of the Form N-1A is or will be contained in the latest annual report to shareholders, and Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (d) The Registrant undertakes that within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, which is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Director of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will: (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                           SIGNATURE OF THE REGISTRANT

            Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 32 (1940 Act) and Post-Effective Amendment No. 29 (1933 Act) to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 26th day of December, 1997.


                                                    FREMONT MUTUAL FUNDS, INC.



                                                     By: /S/ DAVID L. REDO
                                                        Chairman


                  Pursuant to the requirements of the Securities Act of 1933 this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities listed, and each on December 26, 1997.

PRINCIPAL EXECUTIVE OFFICER:

 /S/ DAVID L. REDO                  Chairman and Chief
David L. Redo                       Executive Officer


PRINCIPAL ACCOUNTING OFFICER:

 /S/ GREGORY HAND                   Assistant Treasurer
Gregory Hand

DIRECTORS:

/S/ RICHARD E. HOLMES                Director
Richard E. Holmes

/S/ WILLIAM W. JANHNKE               Director
William W. Jahnke

/S/ DONALD C. LUCHESSA               Director
Donald C. Luchessa

/S/ DAVID L. EGAN                    Director
David L. Egan

/S/ PETER F. LANDINI                 Director
Peter F. Landini

/S/ DAVID L. REDO                    Director
David L. Redo

/S/ MICHAEL H. KOSICH                Director
Michael H. Kosich